CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -------------      PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 4.0%
  ---------------------------------------------------------------------------------------
  NR       NR         $  4,985    Central Valley Financing Authority,
                                  (Carson Ice), 6.20%, 7/1/20               $   5,575,822
  NR       BBB-          6,000    Sacramento Power Authority, (Campbell's
                                  Soup), 6.00%, 7/1/22                          6,382,380
  ---------------------------------------------------------------------------------------
                                                                            $  11,958,202
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 1.5%
  ---------------------------------------------------------------------------------------
  A2       A-1        $  4,100    California Pollution Control Financing
                                  Authority, (San Diego Gas & Electric),
                                  5.90%, 6/1/14                             $   4,584,005
  ---------------------------------------------------------------------------------------
                                                                            $   4,584,005
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 29.0%
  ---------------------------------------------------------------------------------------
  NR       NR         $  2,810    Commerce, Joint Power Financing
                                  Authority, Multifamily, Prerefunded to
                                  3/01/01, 8.00%, 3/1/22                    $   3,100,329
  NR       BBB           3,910    Fontana Public Financing Authority,
                                  Prerefunded to 10/1/02, 7.00%, 9/1/21         4,180,533
  NR       BBB+          2,000    Fontana Redevelopment Agency, (Jurupa
                                  Hills), Prerefunded to 10/1/02, 7.00%,
                                  10/1/14                                       2,262,360
  Aaa      AAA           3,455    Northern California Power Agency,
                                  (MBIA), Prerefunded to 9/03/02, Variable
                                  Rate, 8/1/25(1)                               4,133,044
  Aaa      AAA           6,400    Port Oakland, Prerefunded to 5/1/99,
                                  0.00%, 11/1/05                                4,111,808
  NR       NR           10,900    Sacramento Cogeneration Authority,
                                  (Procter & Gamble), Prerefunded to
                                  7/1/05, 6.50%, 7/1/21                        12,678,553
  Aaa      AAA           8,000    Sacramento County, Single Family,
                                  (GNMA), (AMT), Escrowed to Maturity,
                                  8.125%, 7/1/16(2)                            10,864,800

  RATINGS
  -------------      PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  6,000    Sacramento County, Single Family,
                                  (GNMA), (AMT), Escrowed to Maturity,
                                  8.25%, 1/1/21(2)                          $   8,417,760
  Aaa      NR           14,285    Sacramento County, Single Family,
                                  (GNMA), (AMT), Escrowed to Maturity,
                                  8.50%, 11/1/16(2)                            20,045,282
  Aaa      AAA             335    San Francisco City and County Airports,
                                  (International Airport), (MBIA),
                                  Prerefunded to 5/1/03, 6.75%, 5/1/13            380,999
  Aaa      AAA          12,000    San Joaquin Hills, Transportation
                                  Corridor Agency, Toll Road Bonds,
                                  Escrowed to Maturity, 0.00%, 1/1/14           5,926,920
  Aaa      AAA           5,765    San Joaquin Hills, Transportation
                                  Corridor Agency, Toll Road Bonds,
                                  Escrowed to Maturity, 0.00%, 1/1/26           1,487,082
  Aaa      AAA          35,975    San Joaquin Hills, Transportation
                                  Corridor Agency, Toll Road Bonds,
                                  Escrowed to Maturity, 0.00%, 1/1/27           8,814,595
  ---------------------------------------------------------------------------------------
                                                                            $  86,404,065
  ---------------------------------------------------------------------------------------
  General Obligations -- 1.0%
  ---------------------------------------------------------------------------------------
  NR       NR         $  3,000    Capistrano Unified School District,
                                  5.75%, 9/1/29(3)                          $   3,000,000
  ---------------------------------------------------------------------------------------
                                                                            $   3,000,000
  ---------------------------------------------------------------------------------------
  Hospital -- 4.3%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  2,500    California HFA, Variable Rate,
                                  8/15/28(1)(4)                             $   2,617,050
  NR       NR              945    Eastern Plumas, Health Care, (District
                                  Hospital), 7.50%, 8/1/07                      1,009,638
  NR       NR            4,000    San Benito Health Care District, 5.40%,
                                  10/1/20                                       3,881,280

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -------------      PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Ba2      NR         $  1,000    San Bernadino, (San Bernadino Community
                                  Hospital), 7.875%, 12/1/08                $   1,050,880
  Ba2      NR            3,000    San Bernadino, (San Bernadino Community
                                  Hospital), 7.875%, 12/1/19                    3,152,640
  NR       NR            1,000    San Gorgonio Memorial Health Care
                                  District, 5.75%, 5/1/20                         969,090
  ---------------------------------------------------------------------------------------
                                                                            $  12,680,578
  ---------------------------------------------------------------------------------------
  Housing -- 4.8%
  ---------------------------------------------------------------------------------------
  Aa2      AA-        $  2,730    California Housing Finance Agency,
                                  (AMT), 7.375%, 8/1/11                     $   2,797,922
  Aa2      AA-           1,525    California Housing Finance Agency,
                                  (AMT), 7.50%, 8/1/25                          1,564,864
  Aa       AA-           5,630    California Housing Finance Agency,
                                  (AMT), 7.65%, 8/1/23                          5,772,214
  NR       NR            2,000    Los Angeles County, Housing Authority,
                                  Multifamily, (Corporate Fund for
                                  Housing), 10.50%, 12/1/29                     1,942,960
  A1       NR              645    Los Angeles County, Single Family,
                                  7.875%, 8/1/16                                  702,773
  NR       A+            1,385    Oakland, Housing Finance Agency, 7.10%,
                                  1/1/10                                        1,456,549
  ---------------------------------------------------------------------------------------
                                                                            $  14,237,282
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 4.2%
  ---------------------------------------------------------------------------------------
  Baa1     A-         $  5,500    California Pollution Control Financing
                                  Authority, (Browning Ferris Industries),
                                  (AMT), 5.80%, 12/1/16                     $   5,568,475
  NR       NR            3,000    California Pollution Control Financing
                                  Authority, (Laidlaw Environmental),
                                  (AMT), 6.70%, 7/1/07                          3,130,560

  RATINGS
  -------------      PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  Baa3     BB+        $  3,600    California Statewide Community
                                  Development Authority, (United
                                  Airlines), (AMT), 5.70%, 10/1/33          $   3,719,232
  ---------------------------------------------------------------------------------------
                                                                            $  12,418,267
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 5.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  4,195    Northern California Power Agency,
                                  (MBIA), Variable Rate, 8/1/25(1)          $   4,986,806
  Aaa      AAA           2,000    Southern California Public Power
                                  Authority, (FGIC), Variable Rate,
                                  7/1/12(1)                                     2,205,000
  Aaa      AAA           7,070    Southern California Public Power
                                  Authority, (MBIA), 0.00%, 7/1/15              3,201,650
  Aaa      AAA           6,915    Southern California Public Power
                                  Authority, (MBIA), 5.00%, 1/1/20              6,857,121
  ---------------------------------------------------------------------------------------
                                                                            $  17,250,577
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 1.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  4,000    California HFA, (Stanford Health Care),
                                  (AMBAC), 5.00%, 11/15/28                  $   3,948,000
  ---------------------------------------------------------------------------------------
                                                                            $   3,948,000
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 3.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  6,000    Anaheim Public Financing Authority,
                                  (Public Improvements), (FSA), 0.00%,
                                  9/1/19                                    $   2,126,760
  Aaa      AAA           4,350    Stockton, Wastewater Treatment Plant,
                                  (FGIC), 6.80%, 9/1/24                         5,081,105
  Aaa      AAA          13,985    Visalia Unified School District, (MBIA),
                                  0.00%, 12/1/17                                4,373,249
  ---------------------------------------------------------------------------------------
                                                                            $  11,581,114
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -------------      PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Solid Waste -- 0.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Inland Empire Solid Waste Finance
                                  Authority, (FSA), (AMT), 6.25%, 8/1/11    $   1,700,715
  ---------------------------------------------------------------------------------------
                                                                            $   1,700,715
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 4.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $ 10,000    Alameda Corridor Transportation
                                  Authority, (MBIA), 0.00%, 10/1/30         $   1,946,800
  Aaa      AAA           2,200    Alameda Corridor Transportation
                                  Authority, (MBIA), 4.75%, 1/1/25              2,099,526
  Aaa      AAA           3,125    Port Oakland, (MBIA), (AMT), 5.375%,
                                  11/1/25                                       3,198,313
  Aaa      AAA           1,665    San Francisco City and County Airports,
                                  (International Airport), (MBIA), 6.75%,
                                  5/1/13                                        1,863,834
  Aaa      AAA          16,800    San Joaquin Hills, Transportation
                                  Corridor Agency, Toll Road Bonds,
                                  (MBIA), 0.00%, 1/15/24                        4,713,912
  ---------------------------------------------------------------------------------------
                                                                            $  13,822,385
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 7.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  5,000    California State Department Water
                                  Resources, (Central Valley Water
                                  Systems), (FGIC), 5.25%, 12/1/28          $   5,094,350
  Aaa      AAA           5,000    East Bay, Municipal Utilities District,
                                  Water System, (MBIA), Variable Rate,
                                  6/1/08(1)                                     5,537,500
  Aaa      AAA           2,000    Metropolitan Water District, Southern
                                  California Waterworks, (MBIA), 5.00%,
                                  7/1/27                                        1,977,460
  Aaa      AAA           5,000    Metropolitan Water District, Southern
                                  California Waterworks, (MBIA), 5.00%,
                                  7/1/30                                        4,941,150
  Aaa      AAA           3,000    San Diego County Water Authority,
                                  (FGIC), Variable Rate, 4/22/09(1)             3,678,750
  ---------------------------------------------------------------------------------------
                                                                            $  21,229,210
  ---------------------------------------------------------------------------------------

  RATINGS
  -------------      PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 19.6%
  ---------------------------------------------------------------------------------------
  Aa3      A+         $  6,500    California Public Works, (University of
                                  California), 5.00%, 6/1/23                $   6,361,225
  Aa3      A+            5,000    California Public Works, (University of
                                  California), 5.25%, 6/1/20                    5,185,000
  Aa3      A+            8,000    California Public Works, (University of
                                  California), 5.50%, 6/1/14                    8,692,560
  Baa3     BBB-          2,750    Inglewood, 7.00%, 8/1/19                      2,930,730
  A3       BBB           5,115    Los Angeles County, (Disney Parking),
                                  0.00%, 3/1/16                                 2,071,575
  A3       BBB           1,925    Los Angeles County, (Disney Parking),
                                  0.00%, 3/1/17                                   736,505
  A3       BBB           5,000    Los Angeles County, (Disney Parking),
                                  0.00%, 9/1/17                                 1,862,350
  A3       BBB           5,370    Los Angeles County, (Disney Parking),
                                  0.00%, 3/1/18                                 1,947,269
  A3       BBB           3,100    Los Angeles County, (Disney Parking),
                                  0.00%, 3/1/20                                 1,007,748
  A3       BBB           6,925    Los Angeles County, (Disney Parking),
                                  0.00%, 9/1/20                                 2,191,486
  A3       BBB           1,000    Los Angeles County, (Disney Parking),
                                  6.50%, 3/1/23                                 1,122,220
  NR       NR            7,000    Los Angeles County, (Marina Del Ray),
                                  6.50%, 7/1/08                                 7,635,670
  A1       A+            8,000    Pasadena Parking Facility, 6.25%, 1/1/18      9,143,440
  A1       A+            4,000    Sacramento City Financing Authority,
                                  5.40%, 11/1/20                                4,163,760
  NR       AAA           3,500    San Mateo County Joint Powers Financing
                                  Authority, Variable Rate, 7/15/29(1)(4)       3,418,730
  ---------------------------------------------------------------------------------------
                                                                            $  58,470,268
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 7.2%
  ---------------------------------------------------------------------------------------
  NR       NR         $  3,150    Brentwood Infrastructure Financing
                                  Authority, 5.625%, 9/2/29                 $   3,069,297
  NR       BBB           5,000    Contra Costa County, Public Financing
                                  Authority, 7.10%, 8/1/22                      5,440,950
  NR       NR            1,955    Fairfield, (North Cordelia District),
                                  7.375%, 9/2/18                                2,025,204

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -------------      PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Special Tax Revenue (continued)
  ---------------------------------------------------------------------------------------
  NR       NR         $  3,325    Irvine, Improvement Bond Act 1915,
                                  (Assessment District North 97-16, Group
                                  Two), 5.50%, 9/2/22                       $   3,309,672
  NR       BBB             600    Rancho Mirage Joint Power Financing
                                  Authority, 7.50%, 4/1/17                        643,782
  NR       NR            3,000    Riverside County Community Facilities
                                  District, 7.55%, 9/1/17                       3,233,880
  NR       BBB           2,500    Riverside County Redevelopment Agency,
                                  7.50%, 10/1/26                                2,788,675
  NR       NR            1,000    Torrance Redevelopment Agency, 5.625%,
                                  9/1/28                                        1,002,290
  ---------------------------------------------------------------------------------------
                                                                            $  21,513,750
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 1.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,000    San Francisco City and County Sewer,
                                  (AMBAC), Variable Rate, 10/1/21(1)(4)     $   3,221,040
  ---------------------------------------------------------------------------------------
                                                                            $   3,221,040
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $261,039,666)                                         $ 298,019,458
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 24.8% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.3% to 16.8% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)  When-issued security.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $9,256,820 or 3.1% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 2.9%
  ---------------------------------------------------------------------------------------
  NR       NR         $  4,600    Palm Beach County, (Okeelanta Power),
                                  (AMT), 6.85%, 2/15/21(1)                  $   3,542,000
  NR       NR           11,000    Palm Beach County, (Osceola Power),
                                  (AMT), 6.95%, 1/1/22(1)                       8,360,000
  ---------------------------------------------------------------------------------------
                                                                            $  11,902,000
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 8.2%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $ 14,000    Jacksonville Electric Authority, Bulk
                                  Power Supply System Scherer 4, 5.25%,
                                  10/1/21(2)                                $  14,103,039
  NR       AA            3,490    Jacksonville Electric Authority,
                                  Variable Rate, 10/1/32(3)(4)                  3,407,147
  Aa1      AA            2,850    Orlando Utilities Commission Water and
                                  Electric, 5.125%, 10/1/19                     2,853,392
  Aa2      AA-          10,000    Orlando Utilities Commission Water and
                                  Electric, 5.60%, 10/6/17                     10,572,700
  Aa3      AA-           2,515    St. Lucie County Solid Waste Disposal,
                                  (Florida Power & Light Co.), (AMT),
                                  6.70%, 5/1/27                                 2,722,437
  ---------------------------------------------------------------------------------------
                                                                            $  33,658,715
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 9.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  9,225    Dade County, (Baptist Hospital of
                                  Miami), Escrowed to Maturity, 5.75%,
                                  5/1/21                                    $  10,078,036
  NR       BBB+          2,830    Escambia County HFA, (Baptist Hospital,
                                  Inc. and Baptist Manor, Inc.),
                                  Prerefunded to 10/01/03, 6.75%, 10/1/14       3,207,522
  Aaa      AAA           1,110    Escambia County, (MBIA), Prerefunded to
                                  10/1/03, 7.20%, 1/1/15                        1,135,874
  Aa2      AA+           6,000    Florida Board of General Services,
                                  Prerefunded to 7/1/02, 6.60%, 7/1/17          6,580,080
  NR       NR            1,675    Florida State, (Mid-Bay Bridge
                                  Authority), Escrowed to Maturity,
                                  6.875%, 10/1/22                               2,082,327

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  ---------------------------------------------------------------------------------------
  A3       A          $  7,255    Hillsborough County Capital Improvement,
                                  (Museum of Science), Prerefunded to
                                  1/1/01, 6.45%, 1/1/22                     $   7,573,204
  Aaa      AAA           2,000    Lee County, (Memorial Hospital), (MBIA),
                                  Prerefunded to 4/1/01, Variable Rate,
                                  4/1/20(3)                                     2,290,000
  Aaa      AAA           5,600    St. Lucie Utility System, Escrowed to
                                  Maturity, 6.00%, 10/1/20                      6,291,880
  ---------------------------------------------------------------------------------------
                                                                            $  39,238,923
  ---------------------------------------------------------------------------------------
  General Obligations -- 6.2%
  ---------------------------------------------------------------------------------------
  NR       NR         $  3,000    Capistrano, CA, Unified School District,
                                  5.75%, 9/1/29(5)                          $   3,000,000
  Aa2      AA+          20,000    Florida Board of Education, 4.75%,
                                  6/1/22                                       19,040,399
  NR       AA+           2,500    Florida State, Variable Rate,
                                  7/1/27(3)(4)                                  2,410,525
  Baa1     A             2,100    Puerto Rico, 0.00%, 7/1/16                      894,369
  ---------------------------------------------------------------------------------------
                                                                            $  25,345,293
  ---------------------------------------------------------------------------------------
  Hospital -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       AA+        $  4,750    Jacksonville HFA, (St. Luke's Hospital
                                  Association), 6.75%, 11/15/13             $   5,172,513
  ---------------------------------------------------------------------------------------
                                                                            $   5,172,513
  ---------------------------------------------------------------------------------------
  Housing -- 10.4%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $  1,500    Broward County Housing Finance
                                  Authority, Single Family, (GNMA/ FNMA),
                                  (AMT), 6.10%, 10/1/19                     $   1,597,020
  NR       AAA           1,300    Clay County Housing Finance Authority,
                                  Multifamily, (GNMA), 7.40%, 12/1/25           1,367,548
  Aaa      NR            2,005    Clay County Housing Finance Authority,
                                  Single Family, (GNMA), (AMT), 6.55%,
                                  3/1/28                                        2,143,265
  Aaa      NR              825    Dade County Housing Finance Authority,
                                  Single Family, (AMT), 7.75%, 9/1/22             859,782

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Housing (continued)
  ---------------------------------------------------------------------------------------
  NR       AAA        $  5,850    Dade County Housing Finance Authority,
                                  Single Family, (GNMA), (AMT), 6.70%,
                                  10/1/28                                   $   6,257,219
  Aaa      NR            1,070    Dade County Housing Finance Authority,
                                  Single Family, (GNMA), (AMT), 7.25%,
                                  9/1/19                                        1,119,851
  Aaa      AAA           1,480    Escambia County Housing Finance
                                  Authority, Single Family, (GNMA), (AMT),
                                  6.90%, 10/1/21                                1,598,163
  Aaa      AAA           1,725    Escambia County Housing Finance
                                  Authority, Single Family, (GNMA), (AMT),
                                  6.95%, 10/1/27                                1,864,311
  Aaa      NR            2,360    Escambia County Housing Finance
                                  Authority, Single Family, (GNMA), (AMT),
                                  7.40%, 10/1/23                                2,472,454
  NR       AAA           1,065    Florida Housing Finance Authority,
                                  6.35%, 6/1/14                                 1,132,883
  Aa3      AA            2,115    Florida Housing Finance Authority,
                                  (AMT), 6.35%, 7/1/28                          2,268,866
  Aaa      NR              625    Hillsborough County Housing Finance
                                  Authority, Single Family, (GNMA), (AMT),
                                  7.875%, 5/1/23                                  654,256
  NR       AAA           6,205    Orange County Housing Finance Authority,
                                  Single Family, (GNMA), (AMT), 6.60%,
                                  4/1/28                                        6,636,185
  NR       AAA           7,230    Orange County Housing Finance Authority,
                                  Single Family, (GNMA), (AMT), 6.85%,
                                  10/1/27(2)                                    7,780,854
  NR       AAA           1,695    Orange County Housing Finance Authority,
                                  Single Family, (GNMA), (AMT), 7.375%,
                                  9/1/24                                        1,791,395
  Aaa      NR            1,455    Polk County Housing Finance Authority,
                                  Single Family, (GNMA), 7.15%, 9/1/23          1,521,537
  Baa3     BBB           1,400    Puerto Rico Urban Renewal and Housing
                                  Corp., 7.875%, 10/1/04                        1,455,188
  ---------------------------------------------------------------------------------------
                                                                            $  42,520,777
  ---------------------------------------------------------------------------------------
  Improvements -- 0.6%
  ---------------------------------------------------------------------------------------
  Aa3      AA-        $  2,800    Orlando, Capital Improvement, 4.75%,
                                  10/1/22                                   $   2,657,508
  ---------------------------------------------------------------------------------------
                                                                            $   2,657,508
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 1.8%
  ---------------------------------------------------------------------------------------
  A2       A          $  2,350    New York, NY, IDA, (British Airways
                                  PLC), (AMT), 5.25%, 12/1/32               $   2,340,976
  Baa3     BBB-          4,500    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               4,854,240
  ---------------------------------------------------------------------------------------
                                                                            $   7,195,216
  ---------------------------------------------------------------------------------------
  Insured-Cogeneration -- 1.2%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $  5,000    Tampa Solid Waste System, (McKay Bay
                                  Refuse to Energy), (AMBAC), (AMT),
                                  5.00%, 10/1/21                            $   4,891,000
  ---------------------------------------------------------------------------------------
                                                                            $   4,891,000
  ---------------------------------------------------------------------------------------
  Insured-Education -- 1.5%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  5,500    Volusia County Educational Facilities,
                                  (Embry-Riddle Aeronautical University)
                                  (CLEE), 6.625%, 10/15/22(2)               $   6,032,070
  ---------------------------------------------------------------------------------------
                                                                            $   6,032,070
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 5.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  5,000    Florida Municipal Power Agency Stanton
                                  II, (AMBAC), Variable Rate,
                                  10/1/20(3)(4)                             $   6,043,250
  Aaa      AAA           1,540    Manatee County Public Utility, (FGIC),
                                  0.00%, 10/1/12                                  808,546
  Aaa      AAA           2,200    Puerto Rico Electric Power Authority,
                                  "STRIPES", (FSA), Variable Rate,
                                  7/1/02(3)                                     2,455,750
  Aaa      AAA           2,200    Puerto Rico Electric Power Authority,
                                  "STRIPES", (FSA), Variable Rate,
                                  7/1/03(3)                                     2,530,000
  Aaa      AAA           3,000    Sunrise Utilities Systems, (AMBAC),
                                  5.00%, 10/1/28                                2,988,540
  Aaa      AAA           7,000    Sunrise Utilities Systems, (AMBAC),
                                  5.20%, 10/1/22                                7,168,700
  ---------------------------------------------------------------------------------------
                                                                            $  21,994,786
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 2.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $ 10,000    Florida Board of Education, (FGIC),
                                  4.50%, 6/1/23                             $   9,190,800
  ---------------------------------------------------------------------------------------
                                                                            $   9,190,800
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 7.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  8,000    Charlotte County Health Care, (Bon-
                                  Secours Health System), (FSA), Variable
                                  Rate, 8/26/27(3)                          $   9,230,000
  Aaa      AAA          10,000    Jacksonville HFA, (Daughters of
                                  Charity), (MBIA), 5.00%, 11/15/15            10,002,200
  Aaa      AAA           3,000    Orange County HFA, (Orlando Regional
                                  Medical Center), (MBIA), Variable Rate,
                                  10/29/21(3)                                   3,495,000
  Aaa      AAA           7,500    Sarasota County Public Hospital Board,
                                  (Sarasota Memorial Hospital), (MBIA),
                                  5.25%, 7/1/24                                 7,717,500
  ---------------------------------------------------------------------------------------
                                                                            $  30,444,700
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 3.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    595    Brevard County Housing Finance
                                  Authority, Single Family, (FSA), 7.00%,
                                  3/1/13                                    $     625,714
  Aaa      AAA           3,000    Florida HFA, (Brittany of Rosemont),
                                  (AMBAC), (AMT), 6.875%, 8/1/26                3,291,060
  Aaa      AAA           6,530    Florida HFA, (Maitland Club Apartments),
                                  (AMBAC), (AMT), 6.875%, 8/1/26                7,163,541
  Aaa      AAA           2,675    Lee County Housing Finance, SCA
                                  Multifamily, (FSA), (AMT), 7.05%, 1/1/30      2,934,823
  ---------------------------------------------------------------------------------------
                                                                            $  14,015,138
  ---------------------------------------------------------------------------------------
  Insured-Miscellaneous -- 0.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    799    Osceola County IDA, Community Provider
                                  Pooled Loan Program, (FSA), 7.75%,
                                  7/1/10                                    $     840,532
  ---------------------------------------------------------------------------------------
                                                                            $     840,532
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Senior Living / Life Care -- 0.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Alachua County Health Facility, (Mental
                                  Health Services), (FSA), 7.75%, 7/1/10    $     534,790
  ---------------------------------------------------------------------------------------
                                                                            $     534,790
  ---------------------------------------------------------------------------------------
  Insured-Solid Waste -- 0.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    St. John's County Solid Waste Disposal,
                                  (FGIC), 7.25%, 11/1/10                    $   1,608,105
  ---------------------------------------------------------------------------------------
                                                                            $   1,608,105
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 7.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,835    Dade County, Professional Sports
                                  Franchise, (MBIA), 0.00%, 10/1/23         $   1,110,808
  Aaa      AAA           1,000    Jacksonville Excise Tax, (FGIC), (AMT),
                                  0.00%, 10/1/11                                  552,710
  Aaa      AAA           2,000    Jacksonville Excise Tax, (FGIC), (AMT),
                                  0.00%, 10/1/12                                1,043,160
  Aaa      AAA           1,185    Opa-Locka Sales Tax, (FGIC), 7.00%,
                                  1/1/14                                        1,346,717
  NR       AAA           1,250    Puerto Rico Public Finance Corp.,
                                  (AMBAC-TCRS), Variable Rate,
                                  6/1/26(3)(4)                                  1,253,788
  Aaa      AAA           2,000    Sunrise Public Facilities, (MBIA),
                                  0.00%, 10/1/10                                1,178,820
  Aaa      AAA           1,760    Sunrise Public Facilities, (MBIA),
                                  0.00%, 10/1/12                                  924,053
  Aaa      AAA           2,840    Sunrise Public Facilities, (MBIA),
                                  0.00%, 10/1/14                                1,330,966
  Aaa      AAA           4,000    Sunrise Public Facilities, (MBIA),
                                  0.00%, 10/1/15                                1,767,960
  Aaa      AAA           4,140    Sunrise Public Facilities, (MBIA),
                                  0.00%, 10/1/16                                1,726,711
  Aaa      AAA           2,525    Sunrise Public Facilities, (MBIA),
                                  0.00%, 10/1/17                                  994,572
  Aaa      AAA          11,500    Tampa Sports Authority, (MBIA), 5.25%,
                                  1/1/17                                       11,830,625
  Aaa      AAA           6,800    Tampa Utility Tax, (AMBAC), 0.00%,
                                  4/1/19                                        2,459,492
  Aaa      AAA           5,000    Tampa Utility Tax, (AMBAC), 0.00%,
                                  10/1/19                                       1,763,050
  Aaa      AAA           2,000    Tampa Utility Tax, (AMBAC), 0.00%,
                                  10/1/20                                         743,420

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Special Tax Revenue (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  4,000    Tampa Utility Tax, (AMBAC), 0.00%,
                                  10/1/20                                   $   1,337,720
  ---------------------------------------------------------------------------------------
                                                                            $  31,364,572
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 7.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,475    Dade County Aviation Facilities, (MBIA),
                                  (AMT), 6.00%, 10/1/24                     $   3,753,521
  Aaa      AAA           4,000    Dade County Aviation Facilities, (MBIA),
                                  (AMT), 6.55%, 10/1/13                         4,374,240
  Aaa      AAA           4,150    Dade County Aviation Facilities, (MBIA),
                                  (AMT), 6.60%, 10/1/22                         4,544,956
  Aaa      AAA           7,000    Florida Turnpike Authority, (Department
                                  of Transportation), (FGIC), 4.50%,
                                  7/1/27                                        6,369,650
  Aaa      AAA           8,650    Greater Orlando Aviation Authority,
                                  (FGIC), (AMT), 6.375%, 10/1/21                9,419,331
  Aaa      AAA           2,000    Orlando and Orange County Expressway
                                  Authority, (FGIC), 8.25%, 7/1/14              2,755,320
  ---------------------------------------------------------------------------------------
                                                                            $  31,217,018
  ---------------------------------------------------------------------------------------
  Miscellaneous -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       NR         $  5,000    Osceola County IDA, Community Pooled
                                  Loan-93, 7.75%, 7/1/17                    $   5,371,800
  ---------------------------------------------------------------------------------------
                                                                            $   5,371,800
  ---------------------------------------------------------------------------------------
  Nursing Home -- 5.1%
  ---------------------------------------------------------------------------------------
  NR       NR         $    300    Broward County IDA, (Beverly
                                  Enterprises), 9.80%, 11/1/10              $     337,347
  NR       NR              410    Charlotte County IDA, (Beverly
                                  Enterprises), 10.00%, 6/1/11                    453,927
  NR       AAA           4,285    Dade County IDA, (Club Care Center),
                                  (GNMA), 6.60%, 1/20/18                        4,572,052
  NR       AAA           5,075    Dade County IDA, (Gramercy Park Nursing
                                  Care), (FHA), 6.60%, 8/1/23                   5,450,347
  Baa1     A-            2,000    Highlands County HFA, (Adventist Health
                                  System), 5.25%, 11/15/28                      1,938,540
  NR       NR            1,850    Highlands County IDA, (Beverly
                                  Enterprises), 9.25%, 7/1/07                   2,024,511

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Nursing Home (continued)
  ---------------------------------------------------------------------------------------
  Baa1     NR         $  3,750    Jacksonville Health, (Cypress Village),
                                  7.00%, 12/1/22                            $   4,061,325
  NR       NR              630    Orange County IDA, (Beverly
                                  Enterprises), 9.25%, 8/1/10                     691,286
  NR       NR            1,000    Winter Garden, (Beverly Enterprises),
                                  8.75%, 7/1/12                                 1,106,750
  ---------------------------------------------------------------------------------------
                                                                            $  20,636,085
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 3.5%
  ---------------------------------------------------------------------------------------
  NR       NR         $  6,895    Atlantic Beach, (Fleet Landing), 8.00%,
                                  10/1/24                                   $   7,685,857
  NR       BBB+            770    Escambia County HFA, (Baptist Hospital,
                                  Inc. and Baptist Manor, Inc.), 6.75%,
                                  10/1/14                                         832,147
  NR       NR            4,000    North Miami HFA, (Imperial Club), 6.75%,
                                  1/1/33                                        3,926,920
  NR       NR            1,855    Okaloosa County, Retirement Rental
                                  Housing, (Encore Retirement Partners),
                                  6.125%, 2/1/14                                1,852,125
  ---------------------------------------------------------------------------------------
                                                                            $  14,297,049
  ---------------------------------------------------------------------------------------
  Solid Waste -- 0.8%
  ---------------------------------------------------------------------------------------
  A3       A-         $  3,285    Broward County, (Waste Energy Co., L.P.
                                  North), 7.95%, 12/1/08                    $   3,463,277
  ---------------------------------------------------------------------------------------
                                                                            $   3,463,277
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 0.8%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  3,175    Dade County, Special Obligation,
                                  Variable Rate, 10/1/35(3)                 $   3,059,938
  ---------------------------------------------------------------------------------------
                                                                            $   3,059,938
  ---------------------------------------------------------------------------------------
  Transportation -- 8.7%
  ---------------------------------------------------------------------------------------
  Aa2      AA+        $ 10,000    Florida State, (Jacksonville
                                  Transportation), 5.25%, 7/1/22            $  10,119,700
  NR       NR           10,140    Florida State, (Mid-Bay Bridge
                                  Authority), 6.125%, 10/1/22                  10,800,418
  Baa1     A             5,000    Puerto Rico Highway and Transportation
                                  Authority, 4.75%, 7/1/38                      4,781,500
  Baa1     A             9,250    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                      9,195,055

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Transportation (continued)
  ---------------------------------------------------------------------------------------
  Baa1     A          $    700    Puerto Rico Highway and Transportation
                                  Authority, 5.50%, 7/1/36                  $     743,001
  ---------------------------------------------------------------------------------------
                                                                            $  35,639,674
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 1.4%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+       $  2,500    Hillsborough County Utility, 6.625%,
                                  8/1/11                                    $   2,656,425
  NR       AAA           3,375    Tampa Bay Water Utility System, Variable
                                  Rate, 10/1/27(3)(4)                           3,002,704
  ---------------------------------------------------------------------------------------
                                                                            $   5,659,129
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $377,650,076)                                         $ 407,951,408
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 38.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.5% to 14.3% of total investments.

(1)  Non-income producing security.
(2) Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)  Security has been issued as an inverse floater bond.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $16,117,414 or 3.9% of the Portfolio's net assets.
(5)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 0.7%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,500    Massachusetts IFA, (Briscoe House),
                                  (FHA), 7.125%, 2/1/36                     $   1,741,455
  ---------------------------------------------------------------------------------------
                                                                            $   1,741,455
  ---------------------------------------------------------------------------------------
  Cogeneration -- 0.9%
  ---------------------------------------------------------------------------------------
  NR       BBB        $  1,000    Massachusetts Development Finance
                                  Agency, Resource Recovery, (Ogden
                                  Haverhill), 5.50%, 12/1/19                $     991,990
  NR       BBB           1,250    Massachusetts IFA, Resource Recovery,
                                  (Ogden Haverhill), (AMT), 5.60%, 12/1/19      1,253,613
  ---------------------------------------------------------------------------------------
                                                                            $   2,245,603
  ---------------------------------------------------------------------------------------
  Education -- 9.7%
  ---------------------------------------------------------------------------------------
  Aa1      AA+        $  1,625    Massachusetts HEFA, (Amherst College),
                                  6.80%, 11/1/21                            $   1,779,976
  Aa3      AA-           9,635    Massachusetts HEFA, (Boston College),
                                  4.75%, 6/1/31                                 8,939,257
  NR       AAA           3,300    Massachusetts HEFA, (Merrimack College),
                                  7.125%, 7/1/12                                3,703,062
  NR       AAA           1,150    Massachusetts HEFA, Residual
                                  Certificates, Variable Rate,
                                  10/1/27(1)(2)                                 1,126,115
  NR       A             2,000    Massachusetts IFA, (Belmont Hill
                                  School), 5.25%, 9/1/28                        1,968,980
  Baa3     BBB-          1,250    Massachusetts IFA, (Dana Hall), 5.90%,
                                  7/1/27                                        1,289,838
  Baa1     BBB+          2,000    Massachusetts IFA, (St. Johns High
                                  School, Inc.), 5.35%, 6/1/28                  1,955,080
  A3       NR            2,000    New England Educational Loan Marketing
                                  Corp., (AMT), 6.90%, 11/1/09                  2,279,200
  ---------------------------------------------------------------------------------------
                                                                            $  23,041,508
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 6.7%
  ---------------------------------------------------------------------------------------
  Baa2     BBB+       $  5,060    Massachusetts Municipal Wholesale
                                  Electric Co., 6.625%, 7/1/18              $   5,463,282
  Baa2     BBB+          3,500    Massachusetts Municipal Wholesale
                                  Electric Co., 6.75%, 7/1/11                   3,790,920

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Electric Utilities (continued)
  ---------------------------------------------------------------------------------------
  Baa1     BBB+       $ 16,230    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                             $   6,543,449
  ---------------------------------------------------------------------------------------
                                                                            $  15,797,651
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 17.4%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $  2,400    Massachusetts HEFA, (Fairview Care
                                  Facilities), Prerefunded to 1/1/01,
                                  10.25%, 1/1/21                            $   2,735,712
  NR       BBB+          3,055    Massachusetts HEFA, (Jordan Hospital),
                                  Prerefunded to 10/1/02, 6.875%, 10/1/22       3,406,783
  Baa3     NR            2,000    Massachusetts HEFA, (Milford-
                                  Whitinsville Hospital), Prerefunded to
                                  7/15/02, 7.75%, 7/15/17                       2,274,240
  Aaa      BBB           2,085    Massachusetts HEFA, (Sisters of
                                  Providence Health System), Prerefunded
                                  to 11/15/04, 6.625%, 11/15/22                 2,324,045
  Aaa      AAA           1,380    Massachusetts Port Authority, (FGIC),
                                  Prerefunded to 7/1/00, 7.50%, 7/1/20          1,476,172
  Aaa      AAA          29,870    Massachusetts Turnpike Authority,
                                  Escrowed to Maturity, 0.00%, 1/1/28           6,777,802
  Aaa      NR           20,860    Massachusetts Turnpike Authority,
                                  Escrowed to Maturity, 5.00%, 1/1/20(3)       21,114,700
  NR       AAA           1,000    Puerto Rico, "RIBS", (AMBAC),
                                  Prerefunded to 7/1/02, Variable Rate,
                                  7/1/15(1)(2)                                  1,163,120
  ---------------------------------------------------------------------------------------
                                                                            $  41,272,574
  ---------------------------------------------------------------------------------------
  General Obligations -- 0.8%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $  1,700    Nantucket, 6.80%, 12/1/11                 $   1,867,943
  ---------------------------------------------------------------------------------------
                                                                            $   1,867,943
  ---------------------------------------------------------------------------------------
  Hospital -- 18.6%
  ---------------------------------------------------------------------------------------
  NR       BBB+       $  1,500    Massachusetts HEFA, (Cape Cod
                                  Healthcare), 5.45%, 11/15/23              $   1,472,985
  Baa2     BBB           1,550    Massachusetts HEFA, (Caritas Christi
                                  Obligation Group), 5.625%, 7/1/20             1,541,289

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aa2      AA+        $  2,000    Massachusetts HEFA, (Daughters of
                                  Charity Health System), 6.10%, 7/1/14     $   2,164,480
  NR       AA            1,445    Massachusetts HEFA, (FHA), (Deutsches
                                  Altenheim), 7.70%, 11/1/31                    1,524,966
  NR       BBB+          3,610    Massachusetts HEFA, (Jordan Hospital),
                                  5.25%, 10/1/23                                3,461,232
  NR       BBB+          1,465    Massachusetts HEFA, (Jordan Hospital),
                                  5.375%, 10/1/28                               1,425,928
  NR       BBB+          1,020    Massachusetts HEFA, (Jordan Hospital),
                                  6.875%, 10/1/15                               1,091,420
  Baa2     BBB-            500    Massachusetts HEFA, (Milford-
                                  Whitinsville Hospital), 5.25%, 7/15/18          479,475
  Baa2     BBB-          1,500    Massachusetts HEFA, (Milford-
                                  Whitinsville Hospital), 5.375%, 7/15/28       1,434,930
  Baa3     NR            3,050    Massachusetts HEFA, (New England Health
                                  Systems), 6.125%, 8/1/13                      3,121,065
  NR       BBB-          2,600    Massachusetts HEFA, (North Adams
                                  Hospital), 6.625%, 7/1/18                     2,801,266
  Aaa      BBB           5,255    Massachusetts HEFA, (Sisters of
                                  Providence Health System), 6.50%,
                                  11/15/08                                      5,835,467
  A1       AA-             530    Massachusetts HEFA, (Spaulding
                                  Rehabilitation Hospital), 7.625%, 7/1/21        542,291
  NR       A+            8,000    Massachusetts IFA, (Biomedical Research
                                  Corp.), 0.00%, 8/1/08                         5,223,360
  NR       NR            9,000    Massachusetts IFA, (Biomedical Research
                                  Corp.), 0.00%, 8/1/09                         5,557,590
  NR       NR           11,000    Massachusetts IFA, (Biomedical Research
                                  Corp.), 0.00%, 8/1/10                         6,411,570
  ---------------------------------------------------------------------------------------
                                                                            $  44,089,314
  ---------------------------------------------------------------------------------------
  Housing -- 5.8%
  ---------------------------------------------------------------------------------------
  Aa       A+         $ 12,815    Massachusetts HFA, (AMT), 6.60%, 12/1/26  $  13,667,710
  ---------------------------------------------------------------------------------------
                                                                            $  13,667,710
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 3.6%
  ---------------------------------------------------------------------------------------
  NR       NR         $  3,000    Massachusetts IFA, (Hingham Water Co.),
                                  (AMT), 6.90%, 12/1/29                     $   3,272,370
  NR       NR            2,075    Massachusetts IFA, (Massachusetts
                                  American Co.), (AMT), 6.60%, 12/1/15          2,235,937
  Baa3     BBB-          2,850    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               3,074,352
  ---------------------------------------------------------------------------------------
                                                                            $   8,582,659
  ---------------------------------------------------------------------------------------
  Insured-Education -- 2.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,700    Massachusetts Educational Finance
                                  Authority, (AMBAC), (AMT), 7.375%,
                                  1/1/12                                    $   1,862,367
  Aaa      AAA             255    Massachusetts Educational Finance
                                  Authority, (MBIA), (AMT), 7.25%, 1/1/09         271,399
  Aaa      AAA             400    Massachusetts HEFA, (Boston University),
                                  RIBS, (MBIA), Variable Rate, 10/1/31(1)         464,500
  Aaa      AAA           2,500    Massachusetts HEFA, (Brandeis
                                  University), (MBIA), 4.75%, 10/1/28           2,347,350
  Aaa      AAA           1,000    Massachusetts IFA, (College of the Holy
                                  Cross), (MBIA), 5.00%, 9/1/23                   979,930
  ---------------------------------------------------------------------------------------
                                                                            $   5,925,546
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 10.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,750    Massachusetts HEFA, (Beth Israel
                                  Hospital), (AMBAC), (AMT), Variable
                                  Rate, 7/1/25(1)                           $   4,312,500
  Aaa      AAA           1,040    Massachusetts HEFA, (Beverly Hospital),
                                  (MBIA), 7.30%, 7/1/13                         1,070,534
  Aaa      AAA           1,500    Massachusetts HEFA, (Capital Assist
                                  Program), (MBIA), 7.20%, 7/1/09               1,543,725
  Aaa      AAA           1,000    Massachusetts HEFA, (Caregroup), (MBIA),
                                  4.75%, 7/1/20                                   940,620
  Aaa      AAA           3,000    Massachusetts HEFA, (Hallmark Health),
                                  (FSA), 5.00%, 7/1/27                          2,896,380

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Massachusetts HEFA, (St. Elizabeth
                                  Hospital Issue), "LEVRRS", (FSA),
                                  Variable Rate, 8/12/21(1)                 $   2,315,000
  Aaa      AAA           2,600    Massachusetts HEFA, (St. Luke's
                                  Hospital) "Yield Curve Notes", (MBIA),
                                  Variable Rate, 8/15/13(1)                     2,947,750
  Aaa      AAA           2,600    Massachusetts HEFA, (St. Luke's
                                  Hospital) "Yield Curve Notes", (MBIA),
                                  Variable Rate, 8/15/23(1)                     2,918,500
  Aaa      AAA           3,000    Massachusetts HEFA, (The Medical Center
                                  of Central Massachusetts) (AMBAC),
                                  "CARS", Variable Rate, 6/23/22(1)             3,933,750
  Aaa      AAA             700    Massachusetts HEFA, (University
                                  Hospital), (MBIA), 7.25%, 7/1/19                747,110
  ---------------------------------------------------------------------------------------
                                                                            $  23,625,869
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 3.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  4,480    Massachusetts Port Authority, (FGIC),
                                  7.50%, 7/1/20                             $   4,768,602
  Aaa      AAA           4,000    Massachusetts Turnpike Authority,
                                  Metropolitan Highway System, (MBIA),
                                  0.00%, 1/1/19                                 1,462,440
  Aaa      AAA           6,500    Massachusetts Turnpike Authority,
                                  Metropolitan Highway System, (MBIA),
                                  0.00%, 1/1/24                                 1,827,020
  ---------------------------------------------------------------------------------------
                                                                            $   8,058,062
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 2.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  5,000    Massachusetts Water Resources Authority,
                                  (FSA), 4.75%, 8/1/27                      $   4,692,650
  ---------------------------------------------------------------------------------------
                                                                            $   4,692,650
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 3.7%
  ---------------------------------------------------------------------------------------
  NR       AA-        $  7,800    Plymouth County, (Plymouth County
                                  Correctional Facility), 7.00%, 4/1/22     $   8,770,866
  ---------------------------------------------------------------------------------------
                                                                            $   8,770,866
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Nursing Home -- 1.5%
  ---------------------------------------------------------------------------------------
  NR       NR         $  3,225    Massachusetts IFA, (Age Institute of
                                  Massachusetts), 8.05%, 11/1/25            $   3,598,681
  ---------------------------------------------------------------------------------------
                                                                            $   3,598,681
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 0.8%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,900    Massachusetts IFA, (Forge Hill), (AMT),
                                  6.75%, 4/1/30                             $   1,812,543
  ---------------------------------------------------------------------------------------
                                                                            $   1,812,543
  ---------------------------------------------------------------------------------------
  Solid Waste -- 0.4%
  ---------------------------------------------------------------------------------------
  NR       NR         $    920    Pittsfield, Solid Waste Disposal, (Vicon
                                  Recovery Associates), 7.95%, 11/1/04      $     946,036
  ---------------------------------------------------------------------------------------
                                                                            $     946,036
  ---------------------------------------------------------------------------------------
  Transportation -- 2.6%
  ---------------------------------------------------------------------------------------
  NR       AA-        $  3,500    Massachusetts Bay Transportation
                                  Authority, Variable Rate, 3/1/27(1)(2)    $   3,284,680
  Baa1     A             1,000    Puerto Rico Highway and Transportation
                                  Authority, 4.75%, 7/1/38                        956,300
  Baa1     A             2,000    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                      1,988,120
  ---------------------------------------------------------------------------------------
                                                                            $   6,229,100
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 8.9%
  ---------------------------------------------------------------------------------------
  Baa1     BBB        $ 12,185    Boston IDA, (Harbor Electric Energy
                                  Co.), (AMT), 7.375%, 5/15/15              $  13,026,496
  A1       A             1,500    Massachusetts Water Resources Authority,
                                  5.25%, 3/1/13                                 1,542,510
  A1       A             4,165    Massachusetts Water Resources Authority,
                                  5.25%, 12/1/15                                4,346,386
  NR       NR            2,000    Virgin Islands Water and Power
                                  Authority, 7.60%, 1/1/12                      2,263,220
  ---------------------------------------------------------------------------------------
                                                                            $  21,178,612
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $216,982,571)                                         $ 237,144,382
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 19.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 7.4% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $5,573,915 or 2.3% of the Portfolio's net assets.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 2.7%
  ---------------------------------------------------------------------------------------
  NR       A           $  470      University of Mississippi Educational
                                   Building Corp., (Athletic Facility),
                                   6.20%, 6/1/16                             $    514,504
  ---------------------------------------------------------------------------------------
                                                                             $    514,504
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 4.8%
  ---------------------------------------------------------------------------------------
  NR       BBB         $  400      Guam Power Authority, 6.625%, 10/1/14     $    445,924
  Baa3     NR             450      Warren County, (Mississippi Power &
                                   Light Co.), 7.00%, 4/1/22                      491,499
  ---------------------------------------------------------------------------------------
                                                                             $    937,423
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 16.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  750      Medical Center Building Corp.,
                                   (University of Mississippi Medical
                                   Center), (MBIA), Prerefunded to 12/1/04,
                                   5.80%, 12/1/14                            $    832,005
  Aaa      AAA          1,000      Mississippi Educational Facilities
                                   Authority, (Milsaps College), (MBIA),
                                   Prerefunded to 11/1/04, 6.50%, 11/1/19       1,145,130
  Aaa      NR           2,500      Mississippi Housing Finance Corp.,
                                   Single Family, (AMT), Escrowed to
                                   Maturity, 0.00%, 6/1/15                      1,126,900
  ---------------------------------------------------------------------------------------
                                                                             $  3,104,035
  ---------------------------------------------------------------------------------------
  General Obligations -- 1.1%
  ---------------------------------------------------------------------------------------
  Aa3      AA          $  200      Mississippi State, 5.10%, 11/15/12        $    210,340
  ---------------------------------------------------------------------------------------
                                                                             $    210,340
  ---------------------------------------------------------------------------------------
  Hospital -- 6.4%
  ---------------------------------------------------------------------------------------
  Baa3     NR          $  300      Corinth and Alcorn County, (Magnolia
                                   Registered Health Center), 5.50%,
                                   10/1/21                                   $    290,598
  NR       BBB+           500      Jones County, (South Central Regional
                                   Medical Center), 5.50%, 12/1/17                493,415

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Baa3     BBB-        $  450      Mississippi Hospital Equipment and
                                   Facilities Authority, (Rush Medical
                                   Foundation), 6.00%, 1/1/22                $    461,975
  ---------------------------------------------------------------------------------------
                                                                             $  1,245,988
  ---------------------------------------------------------------------------------------
  Housing -- 13.9%
  ---------------------------------------------------------------------------------------
  Aa       NR          $  500      Hinds County, (Woodridge Apartments),
                                   (FHA), 6.25%, 11/1/27                     $    527,805
  Aaa      NR             500      Mississippi Home Corp., Single Family,
                                   Access Program, (GNMA), (AMT), 6.625%,
                                   4/1/27                                         536,170
  Aaa      NR             495      Mississippi Home Corp., Single Family,
                                   Access Program, (GNMA), (AMT), 7.55%,
                                   12/1/27                                        563,978
  Aaa      NR             320      Mississippi Home Corp., Single Family,
                                   Access Program, (GNMA), (AMT), 8.10%,
                                   12/1/24                                        358,243
  Aaa      NR             640      Mississippi Home Corp., Single Family,
                                   Access Program, (GNMA), (AMT), 8.125%,
                                   12/1/24                                        713,914
  ---------------------------------------------------------------------------------------
                                                                             $  2,700,110
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 12.5%
  ---------------------------------------------------------------------------------------
  Baa2     NR          $  500      Grenada County, (Georgia-Pacific Corp.),
                                   5.45%, 9/1/14                             $    491,385
  A2       A              750      Lowndes County, (Weyerhaeuser Co.),
                                   6.80%, 4/1/22                                  907,043
  NR       AA-            500      Mississippi Business Finance Corp.,
                                   (E.I. DuPont deNemours), (AMT), 7.15%,
                                   5/1/16                                         538,100
  A3       BBB+           450      Warren County, (International Paper
                                   Co.), (AMT), 6.60%, 3/1/19                     486,914
  ---------------------------------------------------------------------------------------
                                                                             $  2,423,442
  ---------------------------------------------------------------------------------------
  Insured-Education -- 2.7%
  ---------------------------------------------------------------------------------------
  Aaa      NR          $  500      Mississippi State University Educational
                                   Building Corp., (MBIA), 5.25%, 8/1/17     $    520,050
  ---------------------------------------------------------------------------------------
                                                                             $    520,050
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 1.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  300      Puerto Rico Electric Power Authority,
                                   "STRIPES", (FSA), Variable Rate,
                                   7/1/03(1)                                 $    345,000
  ---------------------------------------------------------------------------------------
                                                                             $    345,000
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 3.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Hinds County, (MBIA), 6.25%, 3/1/11       $    577,250
  ---------------------------------------------------------------------------------------
                                                                             $    577,250
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 14.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  750      Gulfport, (Gulfport Memorial Hospital),
                                   (MBIA), 6.20%, 7/1/18                     $    826,965
  Aaa      AAA          1,275      Hinds County, (Mississippi Methodist
                                   Hospital), (AMBAC), 5.60%, 5/1/12            1,384,840
  Aaa      AAA            500      Mississippi Hospital Equipment and
                                   Facilities Authority, (Mississippi
                                   Baptist Medical Center), (MBIA), 6.00%,
                                   5/1/13                                         540,315
  ---------------------------------------------------------------------------------------
                                                                             $  2,752,120
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 2.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,250      Puerto Rico Highway and Transportation
                                   Authority, (AMBAC), 0.00%, 7/1/16         $    545,050
  ---------------------------------------------------------------------------------------
                                                                             $    545,050
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 4.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  435      Mississippi Development Bank, (Combined
                                   Water and Sewer System), (AMBAC), 5.00%,
                                   7/1/23                                    $    424,808
  Aaa      AAA            400      Mississippi Development Bank,
                                   (Diberville Combined Water and Sewer
                                   System), (AMBAC), 5.00%, 7/1/23                389,820
  ---------------------------------------------------------------------------------------
                                                                             $    814,628
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Lease Revenue / Certificates of Participation -- 11.1%
  ---------------------------------------------------------------------------------------
  NR       A           $1,000      Mississippi Development Bank, (Golden
                                   Triangle Solid Waste), 6.00%, 7/1/15      $  1,082,270
  A2       NR           1,000      Mississippi State University Educational
                                   Building Corp., 6.15%, 6/15/15               1,074,120
  ---------------------------------------------------------------------------------------
                                                                             $  2,156,390
  ---------------------------------------------------------------------------------------
  Nursing Home -- 1.7%
  ---------------------------------------------------------------------------------------
  NR       NR          $  300      Mississippi Business Finance Corp.,
                                   (Magnolia Healthcare), 7.99%, 7/1/25      $    322,551
  ---------------------------------------------------------------------------------------
                                                                             $    322,551
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 1.1%
  ---------------------------------------------------------------------------------------
  NR       NR          $  200      Ridgeland, Urban Renewal, (The Orchard),
                                   7.75%, 12/1/15                            $    216,246
  ---------------------------------------------------------------------------------------
                                                                             $    216,246
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $17,717,241)                                           $ 19,385,127
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 38.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.8% to 22.9% of total investments.

(1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 1.6%
  ---------------------------------------------------------------------------------------
  NR       NR         $  4,000    Glen Cove IDA, (Regency at Glen Cove),
                                  9.50%, 7/1/12                             $   4,271,000
  NR       NR            2,935    North Syracuse Village Housing
                                  Authority, (AJM Senior Housing, Inc.,
                                  Janus Park), 8.00%, 6/1/24                    3,039,222
  ---------------------------------------------------------------------------------------
                                                                            $   7,310,222
  ---------------------------------------------------------------------------------------
  Cogeneration -- 2.3%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $  6,000    New York City IDA, (Brooklyn Navy Yard
                                  Cogeneration), 5.65%, 10/1/28             $   6,129,840
  NR       NR            4,250    Suffolk County IDA, (Nissequogue
                                  Cogeneration Partners Facility), (AMT),
                                  5.50%, 1/1/23                                 4,272,270
  ---------------------------------------------------------------------------------------
                                                                            $  10,402,110
  ---------------------------------------------------------------------------------------
  Education -- 24.3%
  ---------------------------------------------------------------------------------------
  A        NR         $  1,000    Dutchess County IDA, (Bard College),
                                  7.00%, 11/1/17                            $   1,101,370
  A1       NR            5,740    Monroe County IDA, (Wilmur Assoc.),
                                  7.25%, 12/1/16                                6,025,680
  Baa2     NR            1,660    New Rochelle IDA, (College of New
                                  Rochelle), 6.75%, 7/1/22                      1,778,657
  Baa1     BBB+          8,000    New York State Dormitory Authority,
                                  (City University), 5.625%, 7/1/16             8,558,320
  Baa1     BBB+          8,500    New York State Dormitory Authority,
                                  (City University), 6.00%, 7/1/20              9,538,190
  Baa1     BBB             105    New York State Dormitory Authority,
                                  (City University), 6.375%, 7/1/08               113,831
  Baa1     BBB+          5,100    New York State Dormitory Authority,
                                  (City University), 7.00%, 7/1/09              5,892,489
  Baa1     BBB+          4,325    New York State Dormitory Authority,
                                  (City University), 7.50%, 7/1/10              5,215,561
  NR       AA            1,300    New York State Dormitory Authority, (New
                                  York Medical College), (Asset Guaranty),
                                  6.875%, 7/1/21                                1,445,522

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Education (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,500    New York State Dormitory Authority,
                                  (Rockefeller University), 4.75%, 7/1/37   $   2,347,250
  A3       A-           11,000    New York State Dormitory Authority,
                                  (State University Educational
                                  Facilities), 5.125%, 5/15/21                 10,898,799
  A3       A-            9,985    New York State Dormitory Authority,
                                  (State University Educational
                                  Facilities), 5.25%, 5/15/15                  10,399,177
  A3       A-           28,775    New York State Dormitory Authority,
                                  (State University Educational
                                  Facilities), 5.25%, 5/15/19                  29,587,030
  A3       A-           14,680    New York State Dormitory Authority,
                                  (State University Educational
                                  Facilities), 5.25%, 5/15/21                  15,077,533
  A3       A-            2,000    New York State Dormitory Authority,
                                  (State University Educational
                                  Facilities), 5.50%, 5/15/19                   2,119,280
  A3       A-            1,300    New York State Dormitory Authority,
                                  (State University Educational
                                  Facilities), 7.50%, 5/15/11                   1,585,363
  ---------------------------------------------------------------------------------------
                                                                            $ 111,684,052
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 9.1%
  ---------------------------------------------------------------------------------------
  Baa1     A-         $  7,000    Long Island Power Authority, Electric
                                  System Revenue, 5.25%, 12/1/26            $   7,002,380
  Baa1     A-           11,550    Long Island Power Authority, Electric
                                  System Revenue, 5.50%, 12/1/23               11,943,739
  NR       NR            5,880    Long Island Power Authority, Electric
                                  System Revenue, 8.362%, 12/1/29(1)(2)         6,268,550
  A1       A+            2,365    New York State Energy Research and
                                  Development Authority, (Consolidated
                                  Edison), (AMT), 7.50%, 7/1/25                 2,411,236
  A2       A             2,500    New York State Energy Research and
                                  Development Authority, (Brooklyn Union
                                  Gas), "RIBS", (AMT), Variable Rate,
                                  7/1/26(1)                                     3,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Electric Utilities (continued)
  ---------------------------------------------------------------------------------------
  A1       A+         $  1,000    New York State Energy Research and
                                  Development Authority, (Consolidated
                                  Edison), (AMT), 7.50%, 1/1/26             $   1,037,840
  NR       NR            5,450    New York State Energy Research and
                                  Development Authority, (LILCO), "RITES",
                                  (AMT), Variable Rate, 8/1/22(1)               6,644,948
  Baa3     A-            3,110    New York State Energy Research and
                                  Development Authority, (LILCO), (AMT),
                                  6.90%, 8/1/22                                 3,414,314
  ---------------------------------------------------------------------------------------
                                                                            $  42,023,007
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 0.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,650    Dutchess County Resource Recovery Solid
                                  Waste, (FGIC), Prerefunded to 1/1/00,
                                  7.50%, 1/1/09                             $   1,735,602
  Aaa      AAA             215    New York City, (AMBAC), Prerefunded to
                                  8/1/02, 7.00%, 8/1/17                           240,005
  Baa1     BBB             145    New York State Dormitory Authority,
                                  (City University), Prerefunded to
                                  7/1/02, 6.375%, 7/1/08                          158,800
  NR       AAA           1,000    New York State Dormitory Authority, (St.
                                  Francis Hospital), (FHA), Prerefunded to
                                  8/1/00, 7.65%, 8/1/30                         1,075,810
  ---------------------------------------------------------------------------------------
                                                                            $   3,210,217
  ---------------------------------------------------------------------------------------
  General Obligations -- 4.0%
  ---------------------------------------------------------------------------------------
  A3       A-         $  8,000    New York City, 0.00%, 8/1/07              $   5,525,680
  A3       A-            2,500    New York City, 0.00%, 8/1/08                  1,642,775
  A3       A-            5,000    New York City, 5.25%, 8/1/16                  5,076,050
  Aa2      AA            1,700    Onondaga County, 5.875%, 2/15/11              1,903,932
  Aa2      AA            1,600    Onondaga County, 5.875%, 2/15/12              1,795,584
  Baa1     A             6,200    Puerto Rico, 0.00%, 7/1/18                    2,364,928
  ---------------------------------------------------------------------------------------
                                                                            $  18,308,949
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Health Care -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       NR         $  5,000    New York State Housing Finance Agency,
                                  "RITES", Variable Rate, 5/1/06(1)(2)      $   5,950,300
  ---------------------------------------------------------------------------------------
                                                                            $   5,950,300
  ---------------------------------------------------------------------------------------
  Hospital -- 7.8%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+       $  7,680    New York State Dormitory Authority,
                                  (Jamaica Hospital), 5.20%, 2/15/15        $   7,741,133
  A3       A-            7,300    New York State Dormitory Authority,
                                  Mental Health Facilities, 5.375%,
                                  2/15/26                                       7,438,773
  NR       AA            9,000    New York State MCFFA, Hospital and
                                  Nursing Insured Mortgage, (FHA), 6.70%,
                                  8/15/23                                       9,936,000
  Aa2      AA            2,190    New York State MCFFA, Hospital and
                                  Nursing Insured Mortgage, (FHA), 7.00%,
                                  8/15/32                                       2,423,629
  Aa2      AA            6,600    New York State MCFFA, Hospital and
                                  Nursing Insured Mortgage, (FHA), 7.25%,
                                  2/15/31                                       7,347,450
  Aa2      AA              935    New York State MCFFA, Hospital and
                                  Nursing Insured Mortgage, (FHA), 7.45%,
                                  8/15/31                                       1,010,623
  ---------------------------------------------------------------------------------------
                                                                            $  35,897,608
  ---------------------------------------------------------------------------------------
  Hotel -- 0.3%
  ---------------------------------------------------------------------------------------
  NR       NR         $  3,000    Niagara County IDA, (Wintergarden Inn
                                  Associates), 9.75%, 6/1/11(3)             $   1,200,000
  ---------------------------------------------------------------------------------------
                                                                            $   1,200,000
  ---------------------------------------------------------------------------------------
  Housing -- 2.1%
  ---------------------------------------------------------------------------------------
  NR       NR         $  4,429    New York City HDC, Allerville, 6.50%,
                                  11/15/18                                  $   4,434,756
  NR       NR            1,942    New York City HDC, Dayton, 6.50%,
                                  11/15/18                                      2,040,019
  Aa2      AAA             235    New York State Housing Finance Agency,
                                  (Baytown), 7.10%, 8/15/35                       250,289
  Aaa      NR            5,485    New York State Mortgage Agency, 0.00%,
                                  10/1/14                                       1,236,429
  Aa2      NR              500    New York State Mortgage Agency, 6.65%,
                                  4/1/22                                          526,145

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Housing (continued)
  ---------------------------------------------------------------------------------------
  Aa2      NR         $  1,000    New York State Mortgage Agency, 7.50%,
                                  4/1/15                                    $   1,061,600
  ---------------------------------------------------------------------------------------
                                                                            $   9,549,238
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 2.8%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,250    Chautauqua County IDA, (Womans Christian
                                  Association), 6.35%, 11/15/17             $   1,251,600
  NR       NR            3,250    Chautauqua County IDA, (Womans Christian
                                  Association), 6.40%, 11/15/29                 3,232,840
  Baa1     BBB-          3,500    New York City IDA, (American Airlines,
                                  Inc.), (AMT), 5.40%, 7/1/19                   3,540,670
  Baa1     BBB-          2,000    New York City IDA, (American Airlines,
                                  Inc.), (AMT), 5.40%, 7/1/20                   2,023,240
  Baa3     BBB-          2,800    Port Authority of New York and New
                                  Jersey, (Delta Airlines), 6.95%,
                                  6/1/08(4)                                     3,033,184
  ---------------------------------------------------------------------------------------
                                                                            $  13,081,534
  ---------------------------------------------------------------------------------------
  Insured-Education -- 2.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  8,375    New York State Dormitory Authority, (New
                                  York University), (MBIA), 5.75%, 7/1/27   $   9,326,065
  ---------------------------------------------------------------------------------------
                                                                            $   9,326,065
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 2.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    700    Bethlehem Central School District,
                                  (AMBAC), 7.10%, 11/1/08                   $     855,855
  Aaa      AAA             700    Bethlehem Central School District,
                                  (AMBAC), 7.10%, 11/1/09                         864,745
  Aaa      AAA             770    Chautauqua County Unlimited Tax, (FGIC),
                                  6.40%, 9/15/09                                  904,650
  Aaa      AAA             700    Jamestown, (AMBAC), 7.10%, 3/15/09              856,919
  Aaa      AAA             700    Jamestown, (AMBAC), 7.10%, 3/15/10              861,028
  Aaa      AAA             700    Jamestown, (AMBAC), 7.10%, 3/15/11              864,864

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-General Obligations (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    675    Jamestown, (AMBAC), 7.10%, 3/15/12        $     839,288
  Aaa      AAA             675    Jamestown, (AMBAC), 7.10%, 3/15/13              842,110
  Aaa      AAA             515    Jamestown, (AMBAC), 7.10%, 3/15/14              645,666
  Aaa      AAA              65    New York City, (AMBAC), 7.00%, 8/1/17            71,804
  Aaa      AAA           4,500    Puerto Rico, (FSA), Variable Rate,
                                  7/1/22(1)(2)                                  5,130,000
  ---------------------------------------------------------------------------------------
                                                                            $  12,736,929
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 0.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,750    New York State Dormitory Authority, (New
                                  York Presbyterian Hospital), (AMBAC),
                                  4.75%, 8/1/27                             $   2,580,958
  ---------------------------------------------------------------------------------------
                                                                            $   2,580,958
  ---------------------------------------------------------------------------------------
  Insured-Miscellaneous -- 0.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    New York City IDA, (USTA National Tennis
                                  Center, Inc.), (FSA), 6.375%, 11/15/14    $     558,240
  Aaa      AAA           1,600    New York City Trust Cultural Resources,
                                  (American Museum of Natural History),
                                  (MBIA), 5.65%, 4/1/22                         1,693,312
  ---------------------------------------------------------------------------------------
                                                                            $   2,251,552
  ---------------------------------------------------------------------------------------
  Insured-Senior Living / Life Care -- 0.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,400    New York State MCFFA, Long Term Health
                                  Care, (FSA), 6.80%, 11/1/14               $   1,532,020
  ---------------------------------------------------------------------------------------
                                                                            $   1,532,020
  ---------------------------------------------------------------------------------------
  Insured-Solid Waste -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  6,795    Islip Resource Recovery Agency, (MBIA),
                                  6.50%, 7/1/09                             $   7,778,848
  ---------------------------------------------------------------------------------------
                                                                            $   7,778,848
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 1.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  5,900    Puerto Rico Financing Authority,
                                  (AMBAC), 5.00%, 7/1/28                    $   5,886,017
  ---------------------------------------------------------------------------------------
                                                                            $   5,886,017
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 4.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  6,000    New York State Thruway Authority,
                                  (MBIA), 5.375%, 4/1/16                    $   6,258,300
  Aaa      AAA           3,000    Triborough Bridge and Tunnel Authority,
                                  "RITES", (AMBAC), Variable Rate,
                                  1/1/12(1)(2)                                  3,419,130
  NR       AAA           3,000    Triborough Bridge and Tunnel Authority,
                                  (MBIA), Variable Rate, 1/1/19(1)(2)           3,213,540
  NR       NR            7,000    VRDC-IVRC Trust, (New York MTA), (MBIA),
                                  Variable Rate, 6/26/02(1)(2)                  7,840,000
  ---------------------------------------------------------------------------------------
                                                                            $  20,730,970
  ---------------------------------------------------------------------------------------
  Insured-Utilities -- 1.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  5,000    Puerto Rico Telephone Authority, (MBIA),
                                  Variable Rate, 1/25/07(1)(2)              $   5,525,000
  ---------------------------------------------------------------------------------------
                                                                            $   5,525,000
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 9.4%
  ---------------------------------------------------------------------------------------
  Baa1     A-         $  3,380    New York State HFA, 6.00%, 5/1/06         $   3,706,981
  NR       BBB           5,865    New York State Thruway Authority, 0.00%,
                                  1/1/01                                        5,488,232
  NR       BBB           2,350    New York State Thruway Authority, 0.00%,
                                  1/1/03                                        2,016,747
  Baa1     BBB+         27,940    New York State UDC, 5.70%, 4/1/20            29,954,194
  Baa1     BBB-          1,825    Syracuse-Hancock International Airport,
                                  6.625%, 1/1/12                                1,938,552
  ---------------------------------------------------------------------------------------
                                                                            $  43,104,706
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 0.3%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $  1,250    New York City, Health and Hospital
                                  Corp., 5.25%, 2/15/17                     $   1,241,325
  ---------------------------------------------------------------------------------------
                                                                            $   1,241,325
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Solid Waste -- 2.1%
  ---------------------------------------------------------------------------------------
  Baa1     NR         $  9,530    New York State EFC, Resource Recovery,
                                  (Huntington), 7.50%, 10/1/12              $   9,886,899
  ---------------------------------------------------------------------------------------
                                                                            $   9,886,899
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 6.9%
  ---------------------------------------------------------------------------------------
  A3       A+         $ 14,830    New York State LGAC, 5.00%, 4/1/21        $  14,722,482
  A3       A+            8,500    New York State LGAC, 5.375%, 4/1/19           8,691,335
  NR       BBB+          2,630    New York State Municipal Bond Bank
                                  Agency, 6.875%, 3/15/06                       2,842,530
  NR       AAA           1,750    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)        1,733,743
  Baa1     BBB+          3,335    Triborough Bridge and Tunnel Authority,
                                  Convention Center, 6.00%, 1/1/11              3,727,530
  ---------------------------------------------------------------------------------------
                                                                            $  31,717,620
  ---------------------------------------------------------------------------------------
  Transportation -- 7.2%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+       $  2,535    Metropolitan Transportation Authority of
                                  New York, 5.50%, 7/1/14                   $   2,662,080
  A1       AA-           3,200    Port Authority of New York and New
                                  Jersey, 5.375%, 3/1/28                        3,383,840
  A1       AA-           1,500    Port Authority of New York and New
                                  Jersey, (AMT), Variable Rate, 1/15/27(1)      1,662,720
  Baa1     A             4,000    Puerto Rico Highway and Transportation
                                  Authority, 4.75%, 7/1/38                      3,825,200
  Aa3      A+            5,000    Triborough Bridge and Tunnel Authority,
                                  5.20%, 1/1/22                                 5,035,700
  Aa3      A+           12,080    Triborough Bridge and Tunnel Authority,
                                  5.50%, 1/1/17                                12,954,108
  Aa3      A+            3,000    Triborough Bridge and Tunnel Authority,
                                  6.125%, 1/1/21                                3,459,420
  ---------------------------------------------------------------------------------------
                                                                            $  32,983,068
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 3.0%
  ---------------------------------------------------------------------------------------
  A1       A          $  9,000    New York City Municipal Water Finance
                                  Authority, 5.25%, 6/15/29                 $   9,041,670
  Aa2      A+            4,545    New York State EFC, State Water
                                  Pollution Control, 7.20%, 3/15/11             4,772,477
  ---------------------------------------------------------------------------------------
                                                                            $  13,814,147
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $423,756,266)                                         $ 459,713,361
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 15.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.6% to 9.1% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $39,080,263 or 8.5% of the Portfolio's net assets.
(3)  Non-income producing security.
(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 1.3%
  ---------------------------------------------------------------------------------------
  Aa       AA         $    550    Ohio State Higher Educational
                                  Facilities, (Case Western University),
                                  6.50%, 10/1/20                            $     654,280
  NR       AA            2,625    Ohio State Higher Educational
                                  Facilities, (Oberlin College), 6.54%,
                                  10/1/29(1)(2)                                 2,496,611
  ---------------------------------------------------------------------------------------
                                                                            $   3,150,891
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 4.0%
  ---------------------------------------------------------------------------------------
  NR       NR         $  2,000    Clyde, Electric System Revenue, (AMT),
                                  6.00%, 11/15/14                           $   2,034,160
  A1       A+            1,185    Ohio State Air Quality Development
                                  Authority, (Dayton Power), 6.10%, 9/1/30      1,264,383
  Ba1      BB+           6,250    Ohio State Water Development Authority,
                                  Pollution Control Facilities, (Cleveland
                                  Electric), (AMT), 6.10%, 8/1/20               6,337,812
  ---------------------------------------------------------------------------------------
                                                                            $   9,636,355
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 2.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Clermont County, (Mercy Health System),
                                  (AMBAC), Prerefunded to 9/25/01,
                                  Variable Rate, 10/5/21(1)                 $   1,175,000
  A1       NR            1,750    Lorain, (Lakeland County Hospital),
                                  Escrowed to Maturity, 6.50%, 11/15/12         1,987,755
  NR       AAA           1,700    Puerto Rico, "RIBS", (AMBAC),
                                  Prerefunded to 7/1/02, Variable Rate,
                                  7/1/15(1)(2)                                  1,977,304
  Aa2      NR              600    Warren County, (Otterbein Homes),
                                  Prerefunded to 7/1/01, 7.20%, 7/1/11            656,748
  ---------------------------------------------------------------------------------------
                                                                            $   5,796,807
  ---------------------------------------------------------------------------------------
  General Obligations -- 8.3%
  ---------------------------------------------------------------------------------------
  NR       NR         $  3,035    Belmont County, 7.30%, 12/1/12            $   3,298,165
  Aa3      NR            3,250    Chagrin Falls, (Village School
                                  District), 5.375%, 12/1/22                    3,338,530
  Aa2      NR            2,510    Hamilton County Parking Facility, 5.00%,
                                  12/1/24                                       2,479,428

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  General Obligations (continued)
  ---------------------------------------------------------------------------------------
  Baa1     A          $  1,075    Puerto Rico, 0.00%, 7/1/16                $     457,832
  Aa2      NR            1,250    Rocky River City School District,
                                  5.375%, 12/1/17                               1,313,375
  NR       NR            1,000    Tuscarawas County Public Library
                                  Improvement, 6.90%, 12/1/11                   1,065,280
  NR       NR            6,855    Youngstown, 7.35%, 7/1/05                     7,800,029
  ---------------------------------------------------------------------------------------
                                                                            $  19,752,639
  ---------------------------------------------------------------------------------------
  Hospital -- 17.8%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,000    Allen County LIMA, (Convalescent Home
                                  Foundation), (GNMA), 6.40%, 1/1/21        $   1,051,290
  Baa3     BBB-          1,000    Butler County, (Hamilton-Hughe
                                  Hospital), 7.50%, 1/1/10                      1,069,760
  Aa3      AA-           3,000    Cuyahoga County, (Cleveland Health
                                  Clinic), 5.125%, 1/1/29                       2,923,770
  Aa3      AA-           2,100    Cuyahoga County, (Fairview General
                                  Hospital), 6.25%, 8/15/10                     2,286,816
  Aa       AA            4,450    Cuyahoga County, (University Hospitals
                                  Health System), 6.00%, 1/15/22                4,709,213
  Aa       AA              750    Cuyahoga County, (University Hospitals
                                  Health System), 6.50%, 1/15/19                  805,883
  NR       A             2,815    Defiance, (Defiance Hospital), 7.625%,
                                  11/1/03                                       2,850,610
  Baa2     BBB+          1,000    East Liverpool, (City Hospital), 8.00%,
                                  10/1/21                                       1,075,390
  A        A             4,000    Erie County, (Firelands Community
                                  Hospital), 6.75%, 1/1/08                      4,342,040
  Aa       NR            3,000    Franklin County, (Children's Hospital),
                                  6.60%, 5/1/13                                 3,306,210
  Aa3      A             1,015    Garfield Heights, (Marymount Hospital),
                                  6.65%, 11/15/11                               1,130,233
  Aa3      A             1,000    Garfield Heights, (Marymount Hospital),
                                  6.70%, 11/15/15                               1,115,210
  A2       A             5,115    Hamilton County, (Bethesda Hospital,
                                  Inc.), 6.25%, 1/1/12                          5,541,079
  Aa2      NR            1,000    Hamilton County, (Wesley Hall), 6.50%,
                                  3/1/15                                        1,106,360
  Baa2     BBB           3,800    Miami, (Upper Valley Medical Center),
                                  6.375%, 5/15/26                               4,025,910
  NR       A-            1,000    Parma, (Parma Community General Hospital
                                  Association), 5.35%, 11/1/18                  1,004,670

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  NR       A-         $  4,250    Parma, (Parma Community General Hospital
                                  Association), 5.375%, 11/1/29             $   4,267,978
  ---------------------------------------------------------------------------------------
                                                                            $  42,612,422
  ---------------------------------------------------------------------------------------
  Housing -- 10.9%
  ---------------------------------------------------------------------------------------
  Aa       NR         $  1,300    Clermont County, (SEM Laurels), (FHA),
                                  6.00%, 9/1/20                             $   1,364,727
  NR       NR            2,980    Cuyahoga County, (Rolling Hills Apts.),
                                  (AMT), 8.00%, 1/1/28                          3,041,835
  Aa       NR            2,500    Franklin County MFMR, (Tuttle Park),
                                  (FHA), (AMT), 6.50%, 3/1/26                   2,731,275
  Aa       NR            5,985    Franklin County MFMR, (Tuttle Park),
                                  (FHA), (AMT), 6.60%, 3/1/36                   6,535,499
  Aa       NR            3,645    Franklin County, (Hamilton Creek
                                  Apartments), (FHA), (AMT), 5.55%, 7/1/24      3,672,301
  Aa       NR            1,000    Franklin County, (Hamilton Creek
                                  Apartments), (FHA), (AMT), 5.80%, 7/1/14      1,032,430
  Aaa      NR            2,500    Kent MFMR, (Silver Meadows), (GNMA),
                                  (AMT), 7.30%, 12/20/36                        2,841,225
  NR       NR            2,950    Lucas County, (Country Creek), (AMT),
                                  8.00%, 7/1/26                                 2,963,747
  Aaa      AAA             785    Ohio HFA SFMR, (GNMA), (AMT), Variable
                                  Rate, 3/31/31(1)                                869,388
  Aa       A             1,000    Ohio HFA, (Aristocrat), (FHA), (AMT),
                                  7.30%, 8/1/31                                 1,053,930
  ---------------------------------------------------------------------------------------
                                                                            $  26,106,357
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 13.8%
  ---------------------------------------------------------------------------------------
  Ba2      BB         $  4,500    Cleveland, (Continental Airlines, Inc.),
                                  (AMT), 5.375%, 9/15/27                    $   4,387,860
  Aa       NR            2,000    Cuyahoga IDR, (Chippewa Place), 6.60%,
                                  8/1/15                                        2,137,300
  NR       BBB             500    Dayton, Special Facilities Revenue,
                                  (Emery Airline Freight), 5.625%, 2/1/18         503,995
  NR       A-              525    Ohio Economic Development Commission,
                                  (Burrows Paper Corp.), (AMT), 7.625%,
                                  6/1/11                                          567,257

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------

  NR       A-         $    215    Ohio Economic Development Commission,
                                  (Cheryl & Co.), (AMT), 5.50%, 12/1/04     $     230,463
  NR       A-              530    Ohio Economic Development Commission,
                                  (Cheryl & Co.), (AMT), 5.90%, 12/1/09           572,596
  NR       A-            1,520    Ohio Economic Development Commission,
                                  (Consolidated Biscuit), (AMT), 7.00%,
                                  12/1/09                                       1,703,662
  NR       A-            3,110    Ohio Economic Development Commission, (J
                                  J & W LP), (AMT), 6.70%, 12/1/14              3,422,213
  NR       BB+           1,020    Ohio Economic Development Commission,
                                  (Kmart Corp.), 6.75%, 5/15/07                 1,086,759
  NR       A-              750    Ohio Economic Development Commission,
                                  (Luigino's, Inc.), (AMT), 6.85%, 6/1/01         752,078
  NR       A-            1,525    Ohio Economic Development Commission,
                                  (Progress Plastic Products), (AMT),
                                  7.80%, 12/1/09                                1,779,843
  NR       A-              505    Ohio Economic Development Commission,
                                  (Progress Plastics Products), (AMT),
                                  6.80%, 12/1/01                                  522,417
  NR       A-            1,000    Ohio Economic Development Commission,
                                  (Royal Appliance Manufacturing Co.),
                                  (AMT), 7.625%, 12/1/11                        1,083,380
  NR       A-              680    Ohio Economic Development Commission,
                                  (Royal Appliance Manufacturing Co.),
                                  (AMT), 7.625%, 12/1/11                          736,698
  NR       A-              880    Ohio Economic Development Commission,
                                  (VSM Corp.), (AMT), 7.375%, 12/1/11             947,945
  Aa3      AA+           1,000    Ohio Pollution Control, (Standard Oil
                                  Co.), 6.75%, 12/1/15                          1,214,760
  NR       NR            3,000    Ohio Solid Waste Revenue, (Republic
                                  Engineered Steels, Inc.), (AMT), 9.00%,
                                  6/1/21                                        3,212,700
  Baa2     BBB           3,715    Ohio Water Development Authority, (Union
                                  Carbide Corp.), 5.50%, 1/15/07                3,717,415
  Baa3     BBB-          4,000    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               4,314,880
  ---------------------------------------------------------------------------------------
                                                                            $  32,894,221
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Education -- 0.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Ohio HEFA, (University of Dayton),
                                  (FGIC), 5.80%, 12/1/14                    $   1,085,370
  ---------------------------------------------------------------------------------------
                                                                            $   1,085,370
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 3.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,650    Cleveland Public Power System, (MBIA),
                                  7.00%, 11/15/17                           $   1,804,787
  Aaa      AAA           2,000    Cleveland, Public Power System, (MBIA),
                                  5.00%, 11/15/20                               1,990,720
  Aaa      AAA           2,000    Cuyahoga County Utility Systems,
                                  (Medical Center Co.), (MBIA), (AMT),
                                  6.10%, 8/15/15                                2,164,860
  Aaa      AAA           2,300    Puerto Rico Electric Power Authority,
                                  "STRIPES", (FSA), Variable Rate,
                                  7/1/02(1)                                     2,567,375
  ---------------------------------------------------------------------------------------
                                                                            $   8,527,742
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 3.8%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $  1,000    Norwalk, City School District, (AMBAC),
                                  4.75%, 12/1/26                            $     947,630
  Aaa      AAA           3,000    Puerto Rico, (FSA), Variable Rate,
                                  7/1/22(1)(2)                                  3,420,000
  Aaa      AAA           5,000    South-Western City School District,
                                  Franklin and Pickway Counties, (AMBAC),
                                  4.75%, 12/1/26                                4,738,150
  ---------------------------------------------------------------------------------------
                                                                            $   9,105,780
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 9.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  4,000    Hamilton County, (Childrens Hospital
                                  Medical Center), (MBIA), 4.75%, 5/15/28   $   3,745,480
  NR       AA            1,250    Knox County, (Knox Community Hospital),
                                  (AGR), 5.00%, 6/1/12                          1,269,838
  Aaa      AAA           1,250    Mahoning County, (Forum Health), (MBIA),
                                  5.00%, 11/15/17                               1,232,800
  Aaa      AAA           2,750    Mansfield, (Mansfield General Hospital),
                                  (AMBAC), 6.70%, 12/1/09                       2,989,718
  Aaa      AAA           5,000    Middleburg Heights, (Southwestern
                                  General), (FSA), 5.75%, 8/15/21               5,328,650

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------

  Aaa      AAA        $  1,000    Montgomery County, (Miami Valley
                                  Hospital), (AMBAC), 6.25%, 11/15/16       $   1,089,430
  Aaa      AAA           6,565    Portage County, (Robinson Memorial
                                  Hospital), (MBIA), 5.80%, 11/15/15            7,038,532
  ---------------------------------------------------------------------------------------
                                                                            $  22,694,448
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 0.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,100    Ohio Capital Corp., (Horizon
                                  Apartments), (FHA), (MBIA), 6.50%,
                                  1/1/23                                    $   1,151,788
  ---------------------------------------------------------------------------------------
                                                                            $   1,151,788
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 0.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,150    University of Cincinnati, (MBIA),
                                  5.125%, 6/1/24                            $   2,155,526
  ---------------------------------------------------------------------------------------
                                                                            $   2,155,526
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,110    Hudson Local School District, (FGIC),
                                  0.00%, 12/15/09                           $   1,299,401
  Aaa      AAA           2,700    Puerto Rico Financing Authority,
                                  (AMBAC), 5.00%, 7/1/28                        2,693,601
  ---------------------------------------------------------------------------------------
                                                                            $   3,993,002
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 2.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,750    Columbus Municipal Airport Authority,
                                  (AMBAC), 5.00%, 1/1/28                    $   1,727,513
  Aaa      AAA           2,000    Ohio State Airline Quality Development
                                  Authority, (JMG Funding), (AMBAC),
                                  5.625%, 10/1/22                               2,072,740
  Aaa      AAA           2,000    Puerto Rico Highway and Transportation
                                  Authority, (AMBAC), 0.00%, 7/1/16               872,080
  ---------------------------------------------------------------------------------------
                                                                            $   4,672,333
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 0.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,600    Springboro, Water System Revenue,
                                  (AMBAC), 4.75%, 12/1/23                   $   1,525,024
  ---------------------------------------------------------------------------------------
                                                                            $   1,525,024
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 0.5%
  ---------------------------------------------------------------------------------------
  A2       A+         $  1,000    University of Cincinnati, 6.50%, 12/1/11  $   1,090,110
  ---------------------------------------------------------------------------------------
                                                                            $   1,090,110
  ---------------------------------------------------------------------------------------
  Nursing Home -- 6.6%
  ---------------------------------------------------------------------------------------
  NR       NR         $  2,000    Cuyahoga County Health Care Facilities,
                                  (Benjamin Rose Institute), 5.50%,
                                  12/1/17                                   $   1,992,900
  NR       NR            2,100    Cuyahoga County Health Care Facilities,
                                  (Benjamin Rose Institute), 5.50%,
                                  12/1/28                                       2,069,613
  Aaa      NR            1,305    Cuyahoga County, (Maple Care Center),
                                  (GNMA), (AMT), 8.00%, 8/20/16                 1,583,017
  NR       AAA           1,205    North Canton Health Care Facilities,
                                  (St. Luke Lutheran), (GNMA), 6.10%,
                                  9/20/16                                       1,345,045
  NR       AAA           6,455    North Canton Health Care Facilities,
                                  (St. Luke Lutheran), (GNMA), 9.55%,
                                  3/20/32                                       8,864,715
  ---------------------------------------------------------------------------------------
                                                                            $  15,855,290
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 4.0%
  ---------------------------------------------------------------------------------------
  Aa       NR         $  1,990    Franklin County, (Kensington Place),
                                  6.75%, 1/1/34(3)                          $   2,118,654
  Aa2      NR            1,000    Hamilton County, (Hospital - Episcopal
                                  Retirement Home), 6.80%, 1/1/08               1,076,510
  NR       BBB-          1,800    Marion, Health Care, (United Church
                                  Home), 6.30%, 11/15/15                        1,883,970
  NR       NR            2,400    Ohio Housing Finance Agency, Retirement
                                  Rental Housing, (Encore Retirement
                                  Partners), 6.75%, 3/1/19                      2,404,968

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Senior Living / Life Care (continued)
  ---------------------------------------------------------------------------------------
  NR       NR         $  2,250    Summit County Healthcare Facilities,
                                  (Village at Saint Edward), 5.75%,
                                  12/1/25                                   $   2,192,940
  ---------------------------------------------------------------------------------------
                                                                            $   9,677,042
  ---------------------------------------------------------------------------------------
  Solid Waste -- 3.3%
  ---------------------------------------------------------------------------------------
  P-1      BBB        $  5,400    Ohio State Solid Waste Disposal, (USG
                                  Corp.), (AMT), 5.60%, 8/1/32              $   5,404,320
  NR       NR            2,400    Ohio State Water Development Authority,
                                  Solid Waste Disposal Revenue, (Bay Shore
                                  Power), (AMT), 5.875%, 9/1/20                 2,449,512
  ---------------------------------------------------------------------------------------
                                                                            $   7,853,832
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 0.9%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  2,250    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)    $   2,229,098
  ---------------------------------------------------------------------------------------
                                                                            $   2,229,098
  ---------------------------------------------------------------------------------------
  Transportation -- 2.7%
  ---------------------------------------------------------------------------------------
  Baa1     A          $  3,000    Puerto Rico Highway and Transportation
                                  Authority, 4.75%, 7/1/38                  $   2,868,900
  Baa1     A               250    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                        248,515
  Baa1     A             3,000    Puerto Rico Highway and Transportation
                                  Authority, 6.625%, 7/1/12                     3,256,500
  ---------------------------------------------------------------------------------------
                                                                            $   6,373,915
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 0.4%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,000    Vermilion Water, 7.25%, 8/15/15           $   1,051,240
  ---------------------------------------------------------------------------------------
                                                                            $   1,051,240
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $224,641,868)                                         $ 238,991,232
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 24.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.5% to 9.1% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $10,123,013 or 4.2% of the Portfolio's net assets.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 1.8%
  ---------------------------------------------------------------------------------------
  A        NR         $    750    Rhode Island Student Loan Authority,
                                  (AMT), 5.60%, 12/1/12                     $     796,028
  ---------------------------------------------------------------------------------------
                                                                            $     796,028
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    250    Puerto Rico, "RIBS", (AMBAC),
                                  Prerefunded to 7/1/02, Variable Rate,
                                  7/1/15(1)(2)                              $     290,780
  Aaa      AAA             255    Rhode Island Clean Water Protection
                                  Finance Agency, Water Pollution Control,
                                  (MBIA), Prerefunded to 10/1/04, 5.85%,
                                  10/1/09                                         282,119
  ---------------------------------------------------------------------------------------
                                                                            $     572,899
  ---------------------------------------------------------------------------------------
  General Obligations -- 3.1%
  ---------------------------------------------------------------------------------------
  Baa1     A          $    225    Puerto Rico, 0.00%, 7/1/16                $      95,825
  Baa1     A             1,000    Puerto Rico Public Buildings Authority,
                                  5.25%, 7/1/21                                 1,007,410
  Baa1     A-              230    Rhode Island Depositors Economic
                                  Protection Corp., 5.75%, 8/1/21                 250,843
  ---------------------------------------------------------------------------------------
                                                                            $   1,354,078
  ---------------------------------------------------------------------------------------
  Hospital -- 11.2%
  ---------------------------------------------------------------------------------------
  NR       AA         $  1,500    Rhode Island HEFA, (Landmark Medical
                                  Center), 5.875%, 10/1/19                  $   1,568,265
  NR       A-              500    Rhode Island HEFA, (Newport Hospital),
                                  5.30%, 7/1/29                                   485,655
  Baa3     BBB-            800    Rhode Island HEFA, (Saint Joseph Health
                                  Services), 5.50%, 10/1/29                       757,128
  A3       A-            1,250    Rhode Island HEFA, (South County
                                  Hospital), 5.75%, 11/15/26                    1,277,325
  Baa3     BBB             830    Rhode Island HEFA, (Westerly Hospital),
                                  6.00%, 7/1/14                                   856,037
  ---------------------------------------------------------------------------------------
                                                                            $   4,944,410
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Housing -- 14.9%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    500    Guam Housing Corp., Single Family,
                                  5.75%, 9/1/31                             $     538,720
  Aa2      AA+           1,740    Rhode Island Housing and Mortgage
                                  Finance Corp., (AMT), 6.60%, 10/1/25          1,856,737
  Aa2      AA+             100    Rhode Island Housing and Mortgage
                                  Finance Corp., (AMT), 6.70%, 10/1/12            106,355
  Aa2      AA+             875    Rhode Island Housing and Mortgage
                                  Finance Corp., (AMT), 6.80%, 10/1/25(3)         934,386
  Aa2      AA+           1,000    Rhode Island Housing and Mortgage
                                  Finance Corp., (AMT), 7.10%, 10/1/23          1,044,570
  Aa2      AA+           2,000    Rhode Island Housing and Mortgage
                                  Finance Corp., (AMT), 7.55%, 10/1/22          2,108,920
  ---------------------------------------------------------------------------------------
                                                                            $   6,589,688
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 2.2%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $    400    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26           $     431,488
  Baa3     BBB-            500    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.30%, 6/1/23                 530,235
  ---------------------------------------------------------------------------------------
                                                                            $     961,723
  ---------------------------------------------------------------------------------------
  Insured-Education -- 3.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Rhode Island HEFA, (Johnson and Wales
                                  University), (MBIA), 5.00%, 4/1/29(4)     $     966,100
  Aaa      AAA             400    Rhode Island HEFA, (Roger Williams
                                  College), (AMBAC), 5.00%, 11/15/28              386,488
  ---------------------------------------------------------------------------------------
                                                                            $   1,352,588
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 1.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,750    Puerto Rico Electric Power Authority,
                                  (MBIA), 0.00%, 7/1/17                     $     723,363
  ---------------------------------------------------------------------------------------
                                                                            $     723,363
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 13.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Kent County Water Authority, (MBIA),
                                  6.35%, 7/15/14                            $   1,669,050
  Aaa      AAA             500    Providence, Public Building Authority,
                                  (School and Public Facilities Projects),
                                  (FSA), 5.00%, 12/15/18                          492,265
  Aaa      AAA             500    Rhode Island Depositors Economic
                                  Protection Corp., (MBIA), 5.80%, 8/1/09         562,230
  Aaa      AAA           1,000    Rhode Island Depositors Economic
                                  Protection Corp., (MBIA), 5.80%, 8/1/12       1,121,200
  Aaa      AAA             375    Rhode Island State Consolidated Capital
                                  Development, (FGIC), 4.75%, 9/1/17              363,566
  Aaa      AAA             500    Rhode Island State Economic Development
                                  Corp., (FSA), 5.00%, 7/1/23                     483,260
  Aaa      AAA           1,400    Rhode Island State Economic Development
                                  Corp., (FSA), 5.00%, 7/1/28                   1,352,932
  ---------------------------------------------------------------------------------------
                                                                            $   6,044,503
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 14.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,700    Rhode Island HEFA, (Lifespan), (MBIA),
                                  5.25%, 5/15/26                            $   2,686,284
  Aaa      AAA           3,350    Rhode Island HEFA, (Lifespan), (MBIA),
                                  5.75%, 5/15/23(5)                             3,529,760
  ---------------------------------------------------------------------------------------
                                                                            $   6,216,044
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 1.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Villa Excelsior Housing Development
                                  Corp., (MBIA), 6.85%, 1/1/24              $     539,550
  ---------------------------------------------------------------------------------------
                                                                            $     539,550
  ---------------------------------------------------------------------------------------
  Insured-Pooled Loans -- 0.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    245    Rhode Island Clean Water Protection
                                  Finance Agency, Water Pollution Control,
                                  (MBIA), 5.85%, 10/1/09                    $     268,314
  ---------------------------------------------------------------------------------------
                                                                            $     268,314
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 14.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,000    Convention Center Authority of Rhode
                                  Island, (MBIA), 5.00%, 5/15/20            $   2,932,860
  Aaa      AAA           2,300    Convention Center Authority of Rhode
                                  Island, (MBIA), 5.25%, 5/15/15                2,408,537
  Aaa      AAA           1,000    Puerto Rico Financing Authority,
                                  (AMBAC), 5.00%, 7/1/28                          997,630
  ---------------------------------------------------------------------------------------
                                                                            $   6,339,027
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 1.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Puerto Rico Highway and Transportation
                                  Authority, (AMBAC), 0.00%, 7/1/16         $     436,040
  ---------------------------------------------------------------------------------------
                                                                            $     436,040
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 2.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    750    Rhode Island Clean Water, Safe Drinking
                                  Water, (AMBAC), 6.70%, 1/1/15             $     851,078
  Aaa      AAA             350    Rhode Island Clean Water, Water
                                  Pollution Control, (MBIA), 5.40%,
                                  10/1/15                                         371,896
  ---------------------------------------------------------------------------------------
                                                                            $   1,222,974
  ---------------------------------------------------------------------------------------
  Nursing Home -- 1.6%
  ---------------------------------------------------------------------------------------
  NR       NR         $    725    Rhode Island HEFA, (Steere House),
                                  5.80%, 7/1/20                             $     725,479
  ---------------------------------------------------------------------------------------
                                                                            $     725,479
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 2.4%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,000    Rhode Island HEFA, (Tockwotton Home),
                                  6.25%, 8/15/22                            $   1,046,080
  ---------------------------------------------------------------------------------------
                                                                            $   1,046,080
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 5.2%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $  1,500    Providence, 7.65%, 6/1/16                 $   1,694,355
  NR       AAA             600    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)          594,426
  ---------------------------------------------------------------------------------------
                                                                            $   2,288,781
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Transportation -- 3.8%
  ---------------------------------------------------------------------------------------
  Baa1     A          $  1,750    Puerto Rico Highway and Transportation
                                  Authority, 4.75%, 7/1/38                  $   1,673,525
  ---------------------------------------------------------------------------------------
                                                                            $   1,673,525
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $41,612,747)                                          $  44,095,094
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 53.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.8% to 41.0% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $885,206 or 2.0% of the Portfolio's net assets.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)  When-issued security.
(5) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 8.4%
  ---------------------------------------------------------------------------------------
  A2       A          $  1,000    Harrison PCR, (Monongahela Power Co.
                                  Harrison Station), (AMT), 6.75%, 8/1/24   $   1,100,670
  Baa1     BBB+          1,000    Mason PCR, (Appalacian Power Co.),
                                  6.85%, 6/1/22                                 1,078,770
  Baa1     BBB+          1,130    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                                   455,582
  ---------------------------------------------------------------------------------------
                                                                            $   2,635,022
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 3.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,500    Kanawha-Putnam, Single Family, (AMBAC),
                                  Escrowed to Maturity, 0.00%, 12/1/16      $   1,037,625
  ---------------------------------------------------------------------------------------
                                                                            $   1,037,625
  ---------------------------------------------------------------------------------------
  General Obligations -- 1.3%
  ---------------------------------------------------------------------------------------
  Baa1     A          $    500    Puerto Rico, 0.00%, 7/1/16                $     212,945
  Baa1     A               500    Puerto Rico, 0.00%, 7/1/18                      190,720
  ---------------------------------------------------------------------------------------
                                                                            $     403,665
  ---------------------------------------------------------------------------------------
  Hospital -- 8.5%
  ---------------------------------------------------------------------------------------
  NR       BBB+       $  1,250    Berkeley Building Commission, (City
                                  Hospital), 6.50%, 11/1/22                 $   1,330,000
  Baa1     BBB+            250    Princeton, (Community Hospital), 6.00%,
                                  5/1/18                                          255,985
  A1       NR            1,000    West Virginia HFA, (Charleston Area
                                  Medical Center), 6.50%, 9/1/23                1,066,350
  ---------------------------------------------------------------------------------------
                                                                            $   2,652,335
  ---------------------------------------------------------------------------------------
  Housing -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    West Virginia State Housing Development
                                  Fund, (AMT), 5.70%, 11/1/17               $     516,425
  ---------------------------------------------------------------------------------------
                                                                            $     516,425
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 9.1%
  ---------------------------------------------------------------------------------------
  NR       A-         $  1,375    Jefferson, (Royal Venders, Inc.), (AMT),
                                  5.90%, 8/1/04                             $   1,439,405

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  Baa2     NR         $    300    Kanawha, (Union Carbide Chemicals and
                                  Plastics Co.), (AMT), 8.00%, 8/1/20       $     316,887
  NR       NR            1,000    Upshur Solid Waste, (TJI), (AMT), 7.00%,
                                  7/15/25                                       1,105,160
  ---------------------------------------------------------------------------------------
                                                                            $   2,861,452
  ---------------------------------------------------------------------------------------
  Insured-Education -- 10.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    West Virginia University, (AMBAC),
                                  5.00%, 5/1/22                             $     492,240
  Aaa      AAA           1,000    West Virginia University, (AMBAC),
                                  5.00%, 5/1/27                                   978,540
  Aaa      AAA           1,000    West Virginia University, (AMBAC),
                                  5.75%, 4/1/16                                 1,064,890
  Aaa      AAA             550    West Virginia University, (AMBAC),
                                  6.00%, 4/1/12                                   597,867
  ---------------------------------------------------------------------------------------
                                                                            $   3,133,537
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 3.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    700    Marshall PCR, (Ohio Power Kammer Plant),
                                  (MBIA), 5.45%, 7/1/14                     $     730,793
  Aaa      AAA             250    Puerto Rico Electric Power Authority,
                                  "STRIPES", (FSA), Variable Rate,
                                  7/1/03(1)                                       287,500
  ---------------------------------------------------------------------------------------
                                                                            $   1,018,293
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 6.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    West Virginia State Roads, (FGIC),
                                  4.50%, 6/1/23                             $     920,380
  Aaa      AAA             150    West Virginia, (FGIC), 5.25%, 11/1/26           151,512
  Aaa      AAA           1,000    West Virginia, (FGIC), 5.75%, 11/1/21         1,069,630
  ---------------------------------------------------------------------------------------
                                                                            $   2,141,522
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 13.2%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $    500    Randolph County Commission Health
                                  System, (Davis Health System Inc.),
                                  (FSA), 5.20%, 11/1/21                     $     496,365

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,300    West Virginia HFA, (Cabell Huntington
                                  Hospital), (AMBAC), 6.25%, 1/1/19         $   1,426,945
  Aaa      AAA             850    West Virginia HFA, (Charleston Area
                                  Medical Center), (MBIA), 5.75%, 9/1/13          913,733
  Aaa      AAA           1,200    West Virginia HFA, (Linked Bulls &
                                  Bears), (MBIA), 6.10%, 1/1/18                 1,283,760
  ---------------------------------------------------------------------------------------
                                                                            $   4,120,803
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    West Virginia School Building Authority,
                                  (AMBAC), 5.60%, 7/1/17                    $     529,015
  ---------------------------------------------------------------------------------------
                                                                            $     529,015
  ---------------------------------------------------------------------------------------
  Insured-Senior Living / Life Care -- 2.3%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $    730    Harrison County Building Commission,
                                  (Maplewood Retirement), (AMBAC), 5.25%,
                                  4/1/28                                    $     731,511
  ---------------------------------------------------------------------------------------
                                                                            $     731,511
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 2.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    800    Puerto Rico Financing Authority,
                                  (AMBAC), 5.00%, 7/1/28                    $     798,104
  ---------------------------------------------------------------------------------------
                                                                            $     798,104
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 2.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    West Virginia Parkways Economic
                                  Development and Tourism Authority,
                                  (FGIC), 0.00%, 5/15/04                    $     811,890
  ---------------------------------------------------------------------------------------
                                                                            $     811,890
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 16.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    250    Berkeley Public Service District Sewer,
                                  (MBIA), 5.75%, 10/1/25                    $     267,300
  Aaa      AAA             500    Crab Orchard Public Service District,
                                  (AMBAC), 5.50%, 10/1/25                         521,220

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Water and Sewer (continued)
  ---------------------------------------------------------------------------------------

  Aaa      NR         $  1,000    Fairmont, Waterworks Revenue, (AMBAC),
                                  4.50%, 7/1/24                             $     915,930
  Aaa      NR              500    Fairmont, Waterworks Revenue, (AMBAC),
                                  4.75%, 7/1/29                                   476,535
  Aaa      AAA           1,500    Parkersburg Waterworks and Sewer, (FSA),
                                  5.80%, 9/1/19                                 1,608,629
  Aaa      AAA             500    West Virginia Water Development, (Loan
                                  Program II), (FSA), 5.25%, 11/1/35              503,240
  Aaa      AAA             750    West Virginia Water Development, (Loan
                                  Program II), (FSA), 6.00%, 11/1/14              825,473
  ---------------------------------------------------------------------------------------
                                                                            $   5,118,327
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 3.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Charleston Urban Renewal Authority,
                                  Lease Revenue, (FSA), 5.25%, 12/15/18     $   1,024,010
  ---------------------------------------------------------------------------------------
                                                                            $   1,024,010
  ---------------------------------------------------------------------------------------
  Nursing Home -- 1.6%
  ---------------------------------------------------------------------------------------
  NR       NR         $    500    Kanawha County, (Beverly Enterprises),
                                  5.50%, 11/1/08                            $     494,845
  ---------------------------------------------------------------------------------------
                                                                            $     494,845
  ---------------------------------------------------------------------------------------
  Solid Waste -- 3.3%
  ---------------------------------------------------------------------------------------
  A2       A          $  1,000    Braxton County, (Weyerhaeuser Co.),
                                  (AMT), 5.80%, 6/1/27                      $   1,044,290
  ---------------------------------------------------------------------------------------
                                                                            $   1,044,290
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 0.8%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    250    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)    $     247,678
  ---------------------------------------------------------------------------------------
                                                                            $     247,678
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $29,511,433)                                          $  31,320,349
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 65.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 9.4% to 30.6% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $247,678 or 0.8% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999

                                      CALIFORNIA PORTFOLIO    FLORIDA PORTFOLIO    MASSACHUSETTS PORTFOLIO    MISSISSIPPI PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                         $261,039,666          $377,650,076            $216,982,571               $17,717,241
   Unrealized appreciation                   36,979,792            30,301,332              20,161,811                 1,667,886
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                      $298,019,458          $407,951,408            $237,144,382               $19,385,127
------------------------------------------------------------------------------------------------------------------------------------
Cash                                       $  2,158,274          $        352            $         96               $   133,684
Receivable for investments sold                      --               336,600                 345,298                    25,677
Interest receivable                           3,990,087             7,455,719               3,672,315                   344,972
Receivable for daily variation
   margin on financial futures
   contracts                                         --                    --                  21,250                        --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $304,167,819          $415,744,079            $241,183,341               $19,889,460
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities         $  3,000,000          $  3,000,000            $         --               $        --
Demand note payable                                  --             3,723,000                 945,000                        --
Payable to affiliate for Trustees'
   fees                                             313                   270                     283                         4
Other accrued expenses                           19,689                 2,750                  19,844                     5,896
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $  3,020,002          $  6,726,020            $    965,127               $     5,900
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                   $301,147,817          $409,018,059            $240,218,214               $19,883,560
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals           $264,168,025          $378,716,727            $220,024,143               $18,215,674
Net unrealized appreciation
   (computed on the basis of
   identified cost)                          36,979,792            30,301,332              20,194,071                 1,667,886
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                      $301,147,817          $409,018,059            $240,218,214               $19,883,560
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999

                                      NEW YORK PORTFOLIO    OHIO PORTFOLIO    RHODE ISLAND PORTFOLIO    WEST VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $423,756,266        $ 224,641,868         $41,612,747                $29,511,433
   Unrealized appreciation                  35,957,095           14,349,364           2,482,347                  1,808,916
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $459,713,361        $ 238,991,232         $44,095,094                $31,320,349
--------------------------------------------------------------------------------------------------------------------------------
Cash                                      $        488        $         514         $       527                $   184,152
Receivable for investments sold                 85,957              773,150           1,198,155                         --
Interest receivable                          7,402,243            3,573,637             806,688                    468,153
Receivable for daily variation
   margin on financial futures
   contracts                                        --                   --               4,781                      4,101
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $467,202,049        $ 243,338,533         $46,105,245                $31,976,755
--------------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased         $  6,003,322        $   2,747,283         $ 1,017,512                $   814,010
Payable for when-issued securities                  --                   --             967,291                         --
Demand note payable                            861,000            1,131,000              65,000                         --
Payable to affiliate for Trustees'
   fees                                            454                   --                  32                         --
Other accrued expenses                          32,277               23,731               6,695                      3,365
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $  6,897,053        $   3,902,014         $ 2,056,530                $   817,375
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $460,304,996        $ 239,436,519         $44,048,715                $31,159,380
--------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $424,347,901        $ 225,087,155         $41,559,109                $29,350,464
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         35,957,095           14,349,364           2,489,606                  1,808,916
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $460,304,996        $ 239,436,519         $44,048,715                $31,159,380
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 1999

                                      CALIFORNIA PORTFOLIO    FLORIDA PORTFOLIO    MASSACHUSETTS PORTFOLIO    MISSISSIPPI PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Interest                                   $ 8,809,515           $ 11,973,321             $ 7,134,972                $ 575,253
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                    $ 8,809,515           $ 11,973,321             $ 7,134,972                $ 575,253
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                     $   726,153           $    966,088             $   531,497                $  16,573
Trustees' fees and expenses                     13,973                 13,358                  11,979                      137
Custodian fee                                   76,163                 80,807                  64,033                    9,162
Legal and accounting services                   38,103                 39,092                  33,843                   16,746
Miscellaneous                                    7,174                 19,531                   8,415                    1,844
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $   861,566           $  1,118,876             $   649,767                $  44,462
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee              $    30,533           $     80,807             $    28,558                $   1,886
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                   $    30,533           $     80,807             $    28,558                $   1,886
------------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                               $   831,033           $  1,038,069             $   621,209                $  42,576
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 7,978,482           $ 10,935,252             $ 6,513,763                $ 532,677
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)              $ 1,281,321           $  6,016,956             $ 1,398,908                $  92,950
   Financial futures contracts                  49,825               (295,422)                176,100                    1,111
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                          $ 1,331,146           $  5,721,534             $ 1,575,008                $  94,061
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                               $(7,709,786)          $(14,930,620)            $(6,314,696)               $(469,407)
   Financial futures contracts                 376,199                398,880                  32,260                   22,941
------------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)             $(7,333,587)          $(14,531,740)            $(6,282,436)               $(446,466)
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $(6,002,441)          $ (8,810,206)            $(4,707,428)               $(352,405)
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 1,976,041           $  2,125,046             $ 1,806,335                $ 180,272
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 1999

                                      NEW YORK PORTFOLIO    OHIO PORTFOLIO    RHODE ISLAND PORTFOLIO    WEST VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------------------------
Interest                                  $ 13,409,676        $ 7,475,858            $1,175,800                 $ 849,882
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 13,409,676        $ 7,475,858            $1,175,800                 $ 849,882
--------------------------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $  1,067,182        $   550,843            $   53,187                 $  33,197
Trustees' fees and expenses                     15,343             10,473                 1,364                     1,191
Custodian fee                                   73,514             51,698                15,813                    14,395
Legal and accounting services                   47,462             32,109                18,832                    18,056
Miscellaneous                                   29,014             40,862                 2,141                     3,568
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $  1,232,515        $   685,985            $   91,337                 $  70,407
--------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $         --        $        --            $    6,048                 $   3,232
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $         --        $        --            $    6,048                 $   3,232
--------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $  1,232,515        $   685,985            $   85,289                 $  67,175
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 12,177,161        $ 6,789,873            $1,090,511                 $ 782,707
--------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  2,098,895        $ 2,020,363            $  116,630                 $ 263,327
   Financial futures contracts                (468,986)           (95,996)               28,673                    22,193
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                         $  1,629,909        $ 1,924,367            $  145,303                 $ 285,520
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(11,274,567)       $(5,285,066)           $ (938,844)                $(852,117)
   Financial futures contracts                 633,222            129,636                 7,259                    45,458
--------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(10,641,345)       $(5,155,430)           $ (931,585)                $(806,659)
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (9,011,436)       $(3,231,063)           $ (786,282)                $(521,139)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  3,165,725        $ 3,558,810            $  304,229                 $ 261,568
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 1999

Increase (Decrease) in Net Assets     CALIFORNIA PORTFOLIO    FLORIDA PORTFOLIO    MASSACHUSETTS PORTFOLIO    MISSISSIPPI PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $  7,978,482          $ 10,935,252            $  6,513,763               $   532,677
   Net realized gain                          1,331,146             5,721,534               1,575,008                    94,061
   Net change in unrealized
      appreciation (depreciation)            (7,333,587)          (14,531,740)             (6,282,436)                 (446,466)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $  1,976,041          $  2,125,046            $  1,806,335               $   180,272
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $ 13,800,165          $ 14,885,790            $ 11,021,549               $   908,534
   Withdrawals                              (26,637,072)          (64,012,597)            (23,336,122)               (1,944,910)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                    $(12,836,907)         $(49,126,807)           $(12,314,573)              $(1,036,376)
------------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(10,860,866)         $(47,001,761)           $(10,508,238)              $  (856,104)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                     $312,008,683          $456,019,820            $250,726,452               $20,739,664
------------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                           $301,147,817          $409,018,059            $240,218,214               $19,883,560
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 1999

Increase (Decrease) in Net Assets     NEW YORK PORTFOLIO    OHIO PORTFOLIO    RHODE ISLAND PORTFOLIO    WEST VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 12,177,161        $   6,789,873         $ 1,090,511                $   782,707
   Net realized gain                         1,629,909            1,924,367             145,303                    285,520
   Net change in unrealized
      appreciation (depreciation)          (10,641,345)          (5,155,430)           (931,585)                  (806,659)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  3,165,725        $   3,558,810         $   304,229                $   261,568
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 16,271,065        $   7,899,453         $ 4,207,967                $ 1,124,330
   Withdrawals                             (45,195,810)         (27,052,194)         (2,534,853)                (2,146,062)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS       $(28,924,745)       $ (19,152,741)        $ 1,673,114                $(1,021,732)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $(25,759,020)       $ (15,593,931)        $ 1,977,343                $  (760,164)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                    $486,064,016        $ 255,030,450         $42,071,372                $31,919,544
--------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $460,304,996        $ 239,436,519         $44,048,715                $31,159,380
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1998

Increase (Decrease) in Net Assets     CALIFORNIA PORTFOLIO    FLORIDA PORTFOLIO    MASSACHUSETTS PORTFOLIO    MISSISSIPPI PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 16,749,988          $  24,411,408           $ 13,279,143               $ 1,095,413
   Net realized gain                          5,489,144             10,921,955              5,581,339                   573,326
   Net change in unrealized
      appreciation (depreciation)             7,467,292             12,878,283              3,418,130                   114,281
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 29,706,424          $  48,211,646           $ 22,278,612               $ 1,783,020
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $ 22,739,308          $  23,116,173           $ 23,126,655               $ 1,791,601
   Withdrawals                              (67,441,064)          (129,509,414)           (48,353,576)               (4,961,704)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                    $(44,701,756)         $(106,393,241)          $(25,226,921)              $(3,170,103)
------------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(14,995,332)         $ (58,181,595)          $ (2,948,309)              $(1,387,083)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                       $327,004,015          $ 514,201,415           $253,674,761               $22,126,747
------------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $312,008,683          $ 456,019,820           $250,726,452               $20,739,664
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1998

Increase (Decrease) in Net Assets     NEW YORK PORTFOLIO    OHIO PORTFOLIO    RHODE ISLAND PORTFOLIO    WEST VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  26,577,893        $  14,511,143         $ 2,164,155                $ 1,733,679
   Net realized gain (loss)                 16,834,383            3,940,354             (61,270)                   410,963
   Net change in unrealized
      appreciation (depreciation)            3,990,623            2,570,827           1,425,915                    669,508
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  47,402,899        $  21,022,324         $ 3,528,800                $ 2,814,150
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  21,974,717        $  12,482,905         $ 5,483,365                $ 1,913,546
   Withdrawals                            (110,917,114)         (49,743,364)         (7,158,442)                (6,311,147)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ (88,942,397)       $ (37,260,459)        $(1,675,077)               $(4,397,601)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $ (41,539,498)       $ (16,238,135)        $ 1,853,723                $(1,583,451)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of year                     $ 527,603,514        $ 271,268,585         $40,217,649                $33,502,995
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $ 486,064,016        $ 255,030,450         $42,071,372                $31,919,544
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                         CALIFORNIA PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED
                                                       -----------------------------------------------------------------------------
                                   SIX MONTHS ENDED                                    SEPTEMBER 30,
                                   MARCH 31, 1999                      ---------------------------------------------
                                   (UNAUDITED)            1998          1997          1996          1995              1994(1)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                 0.56%(4)         0.55%         0.57%         0.57%         0.59%              0.57%(4)
Expenses after custodian fee
   reduction                                0.54%(4)         0.53%         0.56%         0.56%         0.58%                --
Net investment income                       5.21%(4)         5.33%         5.76%         5.93%         6.22%              6.09%(4)
Portfolio Turnover                            11%              16%           12%           14%           58%                40%
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                             $301,148         $312,009      $327,004      $370,590      $410,763           $445,131
------------------------------------------------------------------------------------------------------------------------------------


                                   MARCH 31,
                                   ----------
                                    1994(2)
---------------------------------
Ratios to average daily net asset
---------------------------------
Expenses(3)                             0.55%(4)
Expenses after custodian fee
   reduction                              --
Net investment income                   5.72%(4)
Portfolio Turnover                        91%
---------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                         $467,259
---------------------------------

(1) For the six months ended September 30, 1994. The Portfolio changed its fiscal year from March 31 to September 30, effective September 30, 1994.
(2)  For the period from the start of business, May 3, 1993, to March 31, 1994.
(3) The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                         FLORIDA PORTFOLIO
                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                      MARCH 31, 1999      -------------------------------------------------------------------
                                      (UNAUDITED)            1998          1997          1996          1995          1994
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses(1)                                    0.52%(2)         0.51%         0.52%         0.52%         0.55%         0.48%
Expenses after custodian fee
   reduction                                   0.48%(2)         0.47%         0.48%         0.49%         0.52%           --
Net investment income                          5.04%(2)         5.03%         5.53%         5.67%         5.94%         5.65%
Portfolio Turnover                               18%              25%           54%           51%           61%           57%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $409,018         $456,020      $514,201      $624,374      $712,203      $772,123
-----------------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended September 30, 1994 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                      MASSACHUSETTS PORTFOLIO
                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                      MARCH 31, 1999      -------------------------------------------------------------------
                                      (UNAUDITED)            1998          1997          1996          1995          1994
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses(1)                                    0.53%(2)         0.54%         0.53%         0.55%         0.56%         0.51%
Expenses after custodian fee
   reduction                                   0.51%(2)         0.52%         0.52%         0.54%         0.53%           --
Net investment income                          5.32%(2)         5.36%         5.75%         5.77%         6.00%         5.74%
Portfolio Turnover                               14%              28%           35%           51%           87%           53%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $240,218         $250,726      $253,675      $281,129      $302,170      $308,540
-----------------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended September 30, 1994 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       MISSISSIPPI PORTFOLIO
                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                      MARCH 31, 1999      -------------------------------------------------------------------
                                      (UNAUDITED)            1998          1997          1996          1995          1994
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------------------------
Net expenses(1)                                0.43%(2)         0.37%         0.38%         0.29%         0.27%         0.05%
Net expenses after custodian fee
   reduction                                   0.41%(2)         0.35%         0.37%         0.26%         0.23%           --
Net investment income                          5.18%(2)         5.21%         5.59%         5.77%         5.97%         5.67%
Portfolio Turnover                                8%              17%            6%           12%           52%           38%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 19,884         $ 20,740      $ 22,127      $ 25,280      $ 28,993      $ 29,477
-----------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(1)                                                                                 0.40%         0.39%         0.32%
Expenses after custodian fee
   reduction                                                                                0.37%         0.35%           --
Net investment income                                                                       5.66%         5.85%         5.40%
-----------------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended September 30, 1994 have not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                        NEW YORK PORTFOLIO
                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                      MARCH 31, 1999      -------------------------------------------------------------------
                                      (UNAUDITED)            1998          1997          1996          1995          1994
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses(1)                                    0.52%(2)         0.53%         0.57%         0.52%         0.54%         0.48%
Expenses after custodian fee
   reduction                                   0.52%(2)         0.51%         0.57%         0.49%         0.51%           --
Net investment income                          5.16%(2)         5.28%         5.60%         5.64%         5.97%         5.70%
Portfolio Turnover                               15%              55%           44%           47%           55%           47%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $460,305         $486,064      $527,604      $604,530      $652,736      $655,647
-----------------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended September 30, 1994 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                          OHIO PORTFOLIO
                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                      MARCH 31, 1999      -------------------------------------------------------------------
                                      (UNAUDITED)            1998          1997          1996          1995          1994
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses(1)                                    0.55%(2)         0.56%         0.56%         0.57%         0.57%         0.51%
Expenses after custodian fee
   reduction                                   0.55%(2)         0.54%         0.55%         0.56%         0.55%           --
Net investment income                          5.46%(2)         5.50%         5.70%         5.69%         5.80%         5.61%
Portfolio Turnover                               26%              17%           30%           35%           51%           31%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $239,437         $255,030      $271,269      $292,671      $319,017      $324,412
-----------------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended September 30, 1994 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                      RHODE ISLAND PORTFOLIO
                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                      MARCH 31, 1999      -------------------------------------------------------------------
                                      (UNAUDITED)            1998          1997          1996          1995          1994
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------------------------
Net expenses(1)                                0.43%(2)         0.39%         0.27%         0.27%         0.29%         0.12%
Net expenses after custodian fee
   reduction                                   0.40%(2)         0.36%         0.23%         0.24%         0.25%           --
Net investment income                          5.10%(2)         5.28%         5.54%         5.69%         5.96%         5.64%
Portfolio Turnover                                7%              24%           39%           25%           42%           42%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 44,049         $ 42,071      $ 40,218      $ 42,167      $ 42,906      $ 38,120
-----------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(1)                                                                   0.39%         0.40%         0.41%         0.33%
Expenses after custodian fee
   reduction                                                                  0.35%         0.37%         0.37%           --
Net investment income                                                         5.42%         5.56%         5.84%         5.43%
-----------------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended September 30, 1994 have not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                      WEST VIRGINIA PORTFOLIO
                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                      MARCH 31, 1999      -------------------------------------------------------------------
                                      (UNAUDITED)            1998          1997          1996          1995          1994
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------------------------
Net expenses(1)                                0.45%(2)         0.37%         0.38%         0.42%         0.31%         0.10%
Net expenses after custodian fee
   reduction                                   0.43%(2)         0.34%         0.36%         0.38%         0.29%           --
Net investment income                          4.98%(2)         5.34%         5.44%         5.41%         5.81%         5.52%
Portfolio Turnover                               15%              16%           24%           43%           19%           39%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 31,159         $ 31,920      $ 33,503      $ 39,501      $ 40,835      $ 40,473
-----------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(1)                                                                                               0.39%         0.33%
Expenses after custodian fee
   reduction                                                                                              0.37%           --
Net investment income                                                                                     5.73%         5.29%
-----------------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended September 30, 1994 have not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually, among their respective investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expenses in the Statements of Operations.

 K Interim Financial Statements -- The interim financial statements relating to
   March 31, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 1999, each Portfolio paid advisory fees as follows:

PORTFOLIO                                 AMOUNT        EFFECTIVE RATE*
------------------------------------------------------------------------
California                                $   726,153              0.47%
Florida                                       966,088              0.44%
Massachusetts                                 531,497              0.43%
Mississippi                                    16,573              0.16%
New York                                    1,067,182              0.45%
Ohio                                          550,843              0.44%
Rhode Island                                   53,187              0.25%
West Virginia                                  33,197              0.21%

*    Advisory fees paid as a percentage of average daily net assets
     (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 1999, no significant amounts have been deferred.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 1999 were as follows:

CALIFORNIA PORTFOLIO
-------------------------------------------------------
Purchases                                 $  31,790,250
Sales                                        36,705,439

FLORIDA PORTFOLIO
-------------------------------------------------------
Purchases                                 $  75,177,111
Sales                                       103,218,201
MASSACHUSETTS PORTFOLIO
-------------------------------------------------------
Purchases                                 $  34,815,471
Sales                                        39,756,529

MISSISSIPPI PORTFOLIO
-------------------------------------------------------
Purchases                                 $   1,619,248
Sales                                         2,287,142
NEW YORK PORTFOLIO
-------------------------------------------------------
Purchases                                 $  68,156,326
Sales                                        81,542,641
OHIO PORTFOLIO
-------------------------------------------------------
Purchases                                 $  65,009,898
Sales                                        72,619,576

RHODE ISLAND PORTFOLIO
-------------------------------------------------------
Purchases                                 $   6,514,020
Sales                                         2,879,350

WEST VIRGINIA PORTFOLIO
-------------------------------------------------------
Purchases                                 $   5,061,038
Sales                                         4,787,065

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 1999, as computed on a federal income tax basis, are as follows:

CALIFORNIA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 261,039,666
-------------------------------------------------------
Gross unrealized appreciation             $  37,137,334
Gross unrealized depreciation                  (157,542)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  36,979,792
-------------------------------------------------------


FLORIDA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 377,650,076
-------------------------------------------------------
Gross unrealized appreciation             $  33,863,774
Gross unrealized depreciation                (3,562,442)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  30,301,332
-------------------------------------------------------

MASSACHUSETTS PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 216,982,571
-------------------------------------------------------
Gross unrealized appreciation             $  20,885,404
Gross unrealized depreciation                  (613,593)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  20,161,811
-------------------------------------------------------

MISSISSIPPI PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  17,717,241
-------------------------------------------------------
Gross unrealized appreciation             $   1,684,823
Gross unrealized depreciation                   (16,937)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   1,667,886
-------------------------------------------------------

NEW YORK PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 423,756,266
-------------------------------------------------------
Gross unrealized appreciation             $  36,395,096
Gross unrealized depreciation                  (438,001)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  35,957,095
-------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

OHIO PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 224,641,868
-------------------------------------------------------
Gross unrealized appreciation             $  14,620,578
Gross unrealized depreciation                  (271,214)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  14,349,364
-------------------------------------------------------


RHODE ISLAND PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  41,612,747
-------------------------------------------------------
Gross unrealized appreciation             $   2,513,122
Gross unrealized depreciation                   (30,775)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   2,482,347
-------------------------------------------------------

WEST VIRGINIA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  29,511,433
-------------------------------------------------------
Gross unrealized appreciation             $   1,849,639
Gross unrealized depreciation                   (40,723)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   1,808,916
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 1999, the Florida Portfolio, Massachusetts Portfolio, New York Portfolio, Ohio Portfolio and Rhode Island Portfolio had a balance outstanding pursuant to this line of credit of $3,723,000, $945,000, $861,000, $1,131,000 and $65,000, respectively. The
   Portfolios did not have any significant borrowings or allocated fees during the six months ended March 31, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 1999, is as follows:

                                FUTURES
                                CONTRACTS
                                EXPIRATION                                        NET UNREALIZED
PORTFOLIO                       DATE        CONTRACTS                 POSITION    APPRECIATION
------------------------------------------------------------------------------------------------
Massachusetts                   6/99        40 US Treasury Bonds      Short               32,260
------------------------------------------------------------------------------------------------
Rhode Island                    6/99        9 US Treasury Bonds       Short                7,259

   At March 31, 1999 each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolios

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts and
Rhode Island Municipals Portfolio

Timothy T. Browse
Vice President and Portfolio
Manager of West Virginia
Municipals Portfolio

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida and
Mississippi Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant